UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05446
Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class A
| AIBAX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.64%
Management's discussion of fund performance
The fund’s Class A shares gained 1.26% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class A (with sales charge) *	(1.27) %	0.49%	1.48%
Intermediate Bond Fund of America — Class A (without sales charge) *	1.26%	1.00%	1.74%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net asset s (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory
fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Lit. No. MFAAARX-023-1026 ©
2026
Capital
Group
. All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class C
| IBFCX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.34%
Management's discussion of fund performance
The fund’s Class C shares gained 0.55% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class C (with sales charge) *	(0.43) %	0.31%	1.14%
Intermediate Bond Fund of America — Class C (without sales charge) *	0.55%	0.31%	1.14%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an
amendment
to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Lit. No. MFCCARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class F-1
| IBFFX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$66	0.66%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.32% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-1 *	1.32%	1.00%	1.72%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund
approved
an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Lit. No. MFF1ARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class F-2
| IBAFX
for the year ended August
31
,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$35	0.35%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 1.55% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-2 *	1.55%	1.29%	2.01%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025,
shareholders
of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Lit. No. MFF2ARX-023-1026 © 2026 Capital
Group
.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class F-3
| IFBFX
for the year ended August 31, 2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$24	0.24%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 1.66% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class F-3 2	1.66%	1.42%	2.27%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index 3	2.18%	1.12%	2.04%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Lit. No. MFF3ARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class 529-A
| CBOAX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$63	0.63%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.27% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-A (with sales charge) *	(1.26) %	0.50%	1.46%
Intermediate Bond Fund of America — Class 529-A (without sales charge) *	1.27%	1.01%	1.72%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Lit. No. MF5AARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class 529-C
| CBOCX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$139	1.39%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.50% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-C (with sales charge) *	(0.48) %	0.26%	1.34%
Intermediate Bond Fund of America — Class 529-C (without sales charge) *	0.50%	0.26%	1.34%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Lit. No. MF5CARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class 529-E
| CBOEX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$82	0.82%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 1.07% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-E *	1.07%	0.82%	1.53%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Lit. No. MF5EARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class 529-F-2
| FFOOX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$33	0.33%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 1.57% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-F-2 2	1.57%	1.33%	1.25%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index 3	2.18%	1.12%	1.02%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Lit. No. MF5XARX-023-1026 © 2026 Capital Group.
All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class 529-F-3
| FIFBX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$29	0.29%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 1.61% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-F-3 2	1.61%	1.35%	1.27%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index 3	2.18%	1.12%	1.02%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Lit. No. MF5YARX-023-1026 © 2026 Capital Group. All rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-1
| RBOAX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$131	1.31%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.58% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-1 *	0.58%	0.34%	1.02%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Lit. No. MFR1ARX-023-1026 © 2026 Capital Group. All r
ights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-2
| RBOBX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$130	1.30%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.59% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2 *	0.59%	0.35%	1.03%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Lit. No. MFR2ARX-023-1026 © 2026 Capital Group. All rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-2E
| REBBX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$101	1.01%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.88% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2E *	0.88%	0.63%	1.31%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Lit. No. MF2EARX-023-1026 © 2026 Capital Group. All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-3
| RBOCX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$88	0.88%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 1.02% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-3 *	1.02%	0.76%	1.47%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Lit. No. MFR3ARX-023-1026 © 2026 Capital Group. All rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-4
| RBOEX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$59	0.59%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.39% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-4 *	1.39%	1.07%	1.78%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Lit. No. MFR4ARX-023-1026 © 2026 Capital Group. All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-5E
| RBOHX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$39	0.39%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 1.51% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5E *	1.51%	1.25%	1.98%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Lit. No. MFE5ARX-023-1026 © 2026 Capital Group. All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-5
| RBOFX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$29	0.29%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 1.61% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5 *	1.61%	1.37%	2.08%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Lit. No. MFR5ARX-023-1026 © 2026 Capital Group. All
rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America®
Class R-6
| RBOGX
for the year ended August 31,
2026
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$24	0.24%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 1.66% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-6 *	1.66%	1.42%	2.13%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Lit. No. MFR6ARX-023-1026 © 2026 Capital Group. All
rights
reserved
.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2026	179,000	None	10,000	None
August 31, 2025	176,000	2,000	10,000	None
Adviser and Affiliates2
August 31, 2026	Not Applicable	None	None	None
August 31, 2025	Not Applicable	1,614,000	4,000	None
(g) Aggregate
Registrant, Adviser and Affiliates3	non-audit fees
August 31, 2026	10,000
August 31, 2025	1,630,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit- related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Intermediate Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2026
Lit. No. MFGEFP4-023-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026

Bonds, notes & other debt instruments 90.60%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 26.23%
U.S. Treasury 24.94%
U.S. Treasury 3.50% 9/30/2026	USD125,060	$125,026
U.S. Treasury 1.125% 10/31/2026	17,700	17,621
U.S. Treasury 2.00% 11/15/2026	10,000	9,962
U.S. Treasury 4.625% 11/15/2026	228	228
U.S. Treasury 1.50% 1/31/2027	19,500	19,302
U.S. Treasury 4.125% 1/31/2027	47,730	47,756
U.S. Treasury 2.625% 5/31/2027	133,650	132,188
U.S. Treasury 3.75% 6/30/2027	265,390	264,483
U.S. Treasury 4.375% 7/15/2027	4,881	4,889
U.S. Treasury 3.75% 8/15/2027	201,520	200,623
U.S. Treasury 3.375% 9/15/2027	15,000	14,875
U.S. Treasury 4.125% 9/30/2027	10,000	9,988
U.S. Treasury 2.25% 11/15/2027	56,000	54,684
U.S. Treasury 3.375% 11/30/2027	247	245
U.S. Treasury 4.00% 12/15/2027	196,895	196,207
U.S. Treasury 3.375% 12/31/2027	3,405	3,364
U.S. Treasury 4.25% 1/15/2028	4,600	4,597
U.S. Treasury 4.25% 2/15/2028	9,000	8,992
U.S. Treasury 4.00% 2/29/2028	38,000	37,834
U.S. Treasury 3.625% 3/31/2028	9,450	9,352
U.S. Treasury 3.875% 3/31/2028	136,770	135,848
U.S. Treasury 1.25% 5/31/2028	4,300	4,080
U.S. Treasury 3.625% 5/31/2028	7,000	6,918
U.S. Treasury 3.875% 6/15/2028	18,303	18,159
U.S. Treasury 1.25% 6/30/2028	16,000	15,141
U.S. Treasury 4.00% 6/30/2028	43,500	43,250
U.S. Treasury 1.00% 7/31/2028	— (a)	— (a)
U.S. Treasury 4.125% 7/31/2028	200,000	199,238
U.S. Treasury 4.25% 7/31/2028 (b)	476,283	475,502
U.S. Treasury 2.875% 8/15/2028	10,000	9,728
U.S. Treasury 1.125% 8/31/2028	36,733	34,496
U.S. Treasury 4.125% 8/31/2028	476,391	474,465
U.S. Treasury 3.375% 9/15/2028	96,307	94,497
U.S. Treasury 4.625% 9/30/2028	10,000	10,054
U.S. Treasury 1.375% 10/31/2028	48,250	45,310
U.S. Treasury 3.50% 11/15/2028	2,329	2,287
U.S. Treasury 4.375% 11/30/2028	13,194	13,199
U.S. Treasury 4.00% 1/31/2029	160	159
U.S. Treasury 2.625% 2/15/2029	50,000	47,975
U.S. Treasury 4.25% 2/28/2029 (c)	723,458	721,480
U.S. Treasury 3.875% 5/15/2029 (b)	68,000	67,118
U.S. Treasury 4.50% 5/31/2029	223,100	223,701
U.S. Treasury 4.125% 6/15/2029	8,000	7,943
U.S. Treasury 4.25% 6/30/2029	19,120	19,045
U.S. Treasury 4.125% 7/15/2029	17,000	16,875
U.S. Treasury 4.25% 8/15/2029	429,775	428,012
U.S. Treasury 4.125% 10/31/2029	18,000	17,844
U.S. Treasury 4.125% 11/30/2029	75,000	74,323
U.S. Treasury 3.875% 12/31/2029	24,000	23,588
U.S. Treasury 4.375% 12/31/2029	104,000	103,833
U.S. Treasury 3.50% 1/31/2030	26,000	25,233
U.S. Treasury 4.25% 1/31/2030	2,350	2,336
U.S. Treasury 4.00% 2/28/2030	3,350	3,304
U.S. Treasury 3.625% 3/31/2030	11,700	11,385
U.S. Treasury 3.75% 5/31/2030	65,000	63,441
U.S. Treasury 4.00% 5/31/2030	244,000	240,235
U.S. Treasury 3.875% 6/30/2030	14,103	13,818
U.S. Treasury 4.00% 7/31/2030	12,963	12,751
U.S. Treasury 4.625% 9/30/2030	153,949	154,863
U.S. Treasury 4.875% 10/31/2030	58,803	59,705
U.S. Treasury 3.50% 11/30/2030	81,800	78,739
U.S. Treasury 4.375% 11/30/2030	6,661	6,636

Intermediate Bond Fund of America	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.625% 12/31/2030	USD12,367	$11,956
U.S. Treasury 4.00% 1/31/2031	64	63
U.S. Treasury 3.50% 2/28/2031	25,000	24,016
U.S. Treasury 4.25% 2/28/2031	2,355	2,333
U.S. Treasury 3.875% 3/31/2031	289,502	282,276
U.S. Treasury 3.875% 4/30/2031 (b)	40,000	38,984
U.S. Treasury 4.625% 4/30/2031	29,000	29,164
U.S. Treasury 4.125% 5/31/2031	4,500	4,430
U.S. Treasury 4.125% 6/30/2031	6,900	6,791
U.S. Treasury 4.25% 6/30/2031	60,000	59,335
U.S. Treasury 4.375% 7/31/2031	139,808	139,076
U.S. Treasury 1.25% 8/15/2031	3,000	2,570
U.S. Treasury 4.375% 8/31/2031	320,650	318,809
U.S. Treasury 4.125% 10/31/2031	17,280	16,973
U.S. Treasury 4.125% 11/30/2031	48,900	48,006
U.S. Treasury 4.375% 1/31/2032	15,000	14,890
U.S. Treasury 1.875% 2/15/2032	10,000	8,725
U.S. Treasury 4.125% 2/29/2032	40,000	39,222
U.S. Treasury 4.00% 4/30/2032	50,000	48,672
U.S. Treasury 4.00% 6/30/2032	77,000	74,870
U.S. Treasury 4.125% 11/15/2032	687	671
U.S. Treasury 3.75% 11/30/2032	8,532	8,153
U.S. Treasury 3.875% 12/31/2032	33,000	31,737
U.S. Treasury 3.50% 2/15/2033	2,890	2,716
U.S. Treasury 4.25% 3/31/2033	205	201
U.S. Treasury 4.125% 4/30/2033	5,000	4,866
U.S. Treasury 4.25% 5/31/2033	15,000	14,698
U.S. Treasury 4.25% 6/30/2033	5,000	4,897
U.S. Treasury 4.375% 7/31/2033	25,568	25,217
U.S. Treasury 4.50% 8/31/2033	35,100	34,854
U.S. Treasury 4.375% 5/15/2034	179	176
U.S. Treasury 4.00% 11/15/2035	1,674	1,584
U.S. Treasury 4.125% 2/15/2036 (b)	15	14
U.S. Treasury 4.375% 5/15/2036	2,462	2,393
U.S. Treasury 4.625% 8/15/2036 (b)	117,672	116,551
U.S. Treasury 4.625% 5/15/2044	997	931
U.S. Treasury 1.875% 2/15/2051	553	293
U.S. Treasury 2.375% 5/15/2051	662	395
U.S. Treasury 4.625% 2/15/2055	76,370	69,258
U.S. Treasury 4.75% 8/15/2055 (c)	84,965	78,622
U.S. Treasury 4.625% 11/15/2055 (c)	183,194	166,151
U.S. Treasury 4.75% 2/15/2056	202,600	187,722
U.S. Treasury 5.00% 5/15/2056	65,000	62,664
		7,154,655

U.S. Treasury inflation-protected securities 1.29%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (d)	30,182	29,712
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (d)	39,717	39,522
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	53,147	52,248
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (d)	25,039	24,591
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	37,892	36,397
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (d)	20,479	15,191
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(d)	196,595	172,908
		370,569
Total U.S. Treasury bonds & notes		7,525,224
Mortgage-backed obligations 25.10%
Federal agency mortgage-backed obligations 16.52%
Fannie Mae Pool #AB4213 3.00% 1/1/2027 (e)	1	1
Fannie Mae Pool #AJ9184 3.50% 1/1/2027 (e)	4	4
Fannie Mae Pool #AB4920 3.00% 4/1/2027 (e)	27	27
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (e)	— (a)	— (a)
Fannie Mae Pool #AX3593 3.00% 6/1/2027 (e)	7	7
Fannie Mae Pool #AO7778 3.00% 7/1/2027 (e)	6	6

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #310129 3.50% 7/1/2027 (e)	USD10	$10
Fannie Mae Pool #AB7551 3.00% 1/1/2028 (e)	3	3
Fannie Mae Pool #AR9883 3.00% 4/1/2028 (e)	2	2
Fannie Mae Pool #AT0321 3.50% 4/1/2028 (e)	3	3
Fannie Mae Pool #AT4968 3.00% 5/1/2028 (e)	6	6
Fannie Mae Pool #AB9654 3.00% 6/1/2028 (e)	49	49
Fannie Mae Pool #AB9935 3.00% 7/1/2028 (e)	60	59
Fannie Mae Pool #AS0192 3.00% 8/1/2028 (e)	97	96
Fannie Mae Pool #AS0113 3.50% 8/1/2028 (e)	42	42
Fannie Mae Pool #AU6794 3.00% 9/1/2028 (e)	2	2
Fannie Mae Pool #AU6682 3.00% 9/1/2028 (e)	— (a)	— (a)
Fannie Mae Pool #AU6684 3.50% 9/1/2028 (e)	133	132
Fannie Mae Pool #AS0503 3.50% 9/1/2028 (e)	117	116
Fannie Mae Pool #AU8095 3.50% 9/1/2028 (e)	15	14
Fannie Mae Pool #AS0756 3.00% 10/1/2028 (e)	97	95
Fannie Mae Pool #AU7549 3.50% 10/1/2028 (e)	39	38
Fannie Mae Pool #AS1063 3.00% 11/1/2028 (e)	154	152
Fannie Mae Pool #AS0904 3.50% 11/1/2028 (e)	79	78
Fannie Mae Pool #AS1071 3.50% 11/1/2028 (e)	78	77
Fannie Mae Pool #AS0905 3.50% 11/1/2028 (e)	69	69
Fannie Mae Pool #AV0637 3.50% 11/1/2028 (e)	6	6
Fannie Mae Pool #AS1296 3.00% 12/1/2028 (e)	111	110
Fannie Mae Pool #AV4997 3.50% 1/1/2029 (e)	85	84
Fannie Mae Pool #AL4843 3.50% 2/1/2029 (e)	104	103
Fannie Mae Pool #AS1641 3.50% 2/1/2029 (e)	75	74
Fannie Mae Pool #AS1639 3.50% 2/1/2029 (e)	40	39
Fannie Mae Pool #AW1249 3.00% 5/1/2029 (e)	14	14
Fannie Mae Pool #AL5688 3.50% 8/1/2029 (e)	147	145
Fannie Mae Pool #AX1256 3.50% 8/1/2029 (e)	17	17
Fannie Mae Pool #AX1293 3.50% 9/1/2029 (e)	61	60
Fannie Mae Pool #AL6368 3.00% 10/1/2029 (e)	42	41
Fannie Mae Pool #AL6140 3.50% 12/1/2029 (e)	245	242
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (e)	30	29
Fannie Mae Pool #AY2719 3.00% 2/1/2030 (e)	46	45
Fannie Mae Pool #AZ3371 3.50% 7/1/2030 (e)	149	147
Fannie Mae Pool #AL7141 3.50% 7/1/2030 (e)	38	38
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (e)	50	49
Fannie Mae Pool #BM3501 3.00% 4/1/2032 (e)	34	34
Fannie Mae Pool #BJ9182 3.00% 5/1/2033 (e)	533	511
Fannie Mae Pool #BN3184 3.00% 6/1/2033 (e)	116	111
Fannie Mae Pool #BJ6880 3.00% 6/1/2033 (e)	14	13
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	2	2
Fannie Mae Pool #MA3463 4.00% 9/1/2033 (e)	4,263	4,187
Fannie Mae Pool #BN1087 4.00% 1/1/2034 (e)	5	5
Fannie Mae Pool #BK0499 3.00% 12/1/2034 (e)	49	47
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	2,820	2,620
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	17	16
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	2,766	2,551
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (e)	4,097	3,779
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (e)	818	754
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (e)	378	349
Fannie Mae Pool #888698 7.00% 10/1/2037 (e)	6	6
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	24	24
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (e)	3,450	3,531
Fannie Mae Pool #DC3299 6.00% 9/1/2039 (e)	661	679
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (e)	563	577
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	94	94
Fannie Mae Pool #DC9687 6.00% 12/1/2039 (e)	1,210	1,240
Fannie Mae Pool #DC9688 6.00% 12/1/2039 (e)	873	895
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (e)	110	112
Fannie Mae Pool #DC9689 6.00% 1/1/2040 (e)	1,455	1,492
Fannie Mae Pool #DD0877 6.00% 1/1/2040 (e)	1,265	1,296
Fannie Mae Pool #DD0876 6.00% 1/1/2040 (e)	607	622
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	43	43
Fannie Mae Pool #CC0032 6.00% 2/1/2040 (e)	142	145
Fannie Mae Pool #MA5632 6.00% 2/1/2040 (e)	35	36

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (e)	USD7,151	$7,320
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (e)	1,646	1,684
Fannie Mae Pool #AB1084 5.50% 5/1/2040 (e)	44	44
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (e)	16	16
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (e)	193	167
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (e)	218	188
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (e)	2,061	1,771
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	198	197
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (e)	7,860	6,738
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (e)	973	835
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (e)	391	335
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (e)	999	856
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (e)	665	572
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	13	13
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	82	81
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	37	36
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (e)	25,654	21,291
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	116	115
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (e)	1,392	1,187
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (e)	238	221
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (e)	109	100
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	35	33
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	52	49
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (e)	1,117	1,030
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (e)	375	346
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (e)	36	33
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	19	17
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (e)	78	72
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (e)	619	566
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (e)	21,409	19,571
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (e)	880	778
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (e)	1,118	986
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (e)	529	481
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (e)	149	135
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (e)	85	77
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (e)	74	67
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (e)	22	20
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	65	61
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (e)	2,713	2,460
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (e)	386	350
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	40	37
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	53	49
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	17	16
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	88	84
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (e)	1,478	1,502
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	713	652
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (e)	4,134	3,738
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (e)	1,049	947
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (e)	5,440	4,928
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (e)	3,025	2,734
Fannie Mae Pool #CA5333 3.00% 3/1/2050 (e)	32,186	27,997
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (e)	10,473	8,947
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (e)	17	14
Fannie Mae Pool #CA5731 3.00% 5/1/2050 (e)	22,820	19,721
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (e)	3,121	2,606
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (e)	506	414
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	139	120
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (e)	6,519	5,453
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	69	59
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (e)	1,953	1,532
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	244	211
Fannie Mae Pool #BQ3114 2.00% 10/1/2050 (e)	45	35
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	107	93
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (e)	7,369	6,113
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (e)	4,545	3,807
Fannie Mae Pool #FM4969 2.00% 12/1/2050 (e)	3,931	3,123

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (e)	USD1,513	$1,197
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (e)	256	200
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (e)	4,294	3,742
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	74	64
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	294	281
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (e)	5,156	4,078
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (e)	376	307
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (e)	183	150
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (e)	39	34
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	151	118
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (e)	14,540	12,053
Fannie Mae Pool #BR4075 2.00% 3/1/2051 (e)	12,595	10,001
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (e)	1,476	1,155
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (e)	46	36
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (e)	4	3
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (e)	11,805	9,237
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (e)	4,965	3,926
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (e)	71	56
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (e)	38	31
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (e)	23	19
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (e)	17,411	15,134
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	1,134	976
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	136	117
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (e)	32,811	25,921
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (e)	929	727
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (e)	2,950	2,446
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (e)	4,108	3,214
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (e)	2,262	1,770
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (e)	769	630
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	102	88
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (e)	5,024	3,959
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (e)	142	112
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	1,604	1,314
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (e)	1,189	993
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (e)	588	481
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (e)	31	26
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (e)	125	98
Fannie Mae Pool #FM8320 2.50% 8/1/2051 (e)	223	182
Fannie Mae Pool #BQ6558 2.50% 9/1/2051 (e)	3,094	2,532
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (e)	826	676
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (e)	759	626
Fannie Mae Pool #FS0031 2.50% 10/1/2051 (e)	1,627	1,331
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (e)	22	18
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (e)	4,827	3,803
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (e)	323	255
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (e)	6,937	5,796
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (e)	3,271	2,740
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (e)	925	757
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (e)	7,689	6,652
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (e)	3,398	2,946
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (e)	947	823
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (e)	1,497	1,179
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (e)	904	712
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (e)	20,765	17,472
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (e)	11,264	9,379
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (e)	11,220	9,339
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (e)	9,265	7,715
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (e)	5,484	4,566
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (e)	4,237	3,536
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (e)	4,197	3,495
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (e)	3,616	3,027
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (e)	930	761
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (e)	329	269
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (e)	7,552	6,452
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (e)	4,815	4,190
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (e)	1,002	869

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (e)	USD31	$27
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (e)	1,499	1,181
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (e)	382	299
Fannie Mae Pool #BU1452 2.00% 1/1/2052 (e)	340	268
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (e)	2,390	1,954
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (e)	923	754
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (e)	542	443
Fannie Mae Pool #BU9638 2.50% 1/1/2052 (e)	215	177
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (e)	117	96
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (e)	9,990	8,640
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (e)	14,515	11,421
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (e)	11,327	8,913
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (e)	5,117	4,044
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (e)	3,084	2,427
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (e)	740	582
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (e)	422	330
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (e)	173	135
Fannie Mae Pool #CB2849 2.00% 2/1/2052 (e)	35	27
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (e)	1,331	1,109
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	393	342
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (e)	307	273
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (e)	1,940	1,526
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (e)	1,896	1,494
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (e)	1,544	1,215
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (e)	820	645
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (e)	153	121
Fannie Mae Pool #BT2296 2.00% 3/1/2052 (e)	29	23
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (e)	1,059	904
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (e)	7,025	5,528
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (e)	2,552	2,008
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (e)	1,237	974
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (e)	549	432
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (e)	123	96
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (e)	122	95
Fannie Mae Pool #FA3738 2.50% 4/1/2052 (e)	19,355	15,832
Fannie Mae Pool #BV3847 2.50% 4/1/2052 (e)	518	426
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (e)	143	118
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	552	509
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (e)	1,679	1,325
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (e)	702	577
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (e)	817	698
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (e)	1,066	834
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (e)	332	260
Fannie Mae Pool #BW2934 2.50% 6/1/2052 (e)	660	543
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (e)	104	85
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (e)	741	633
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (e)	660	564
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	1,143	1,053
Fannie Mae Pool #MA4651 2.00% 7/1/2052 (e)	711	559
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	5,394	4,418
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (e)	18,397	15,717
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (e)	2,682	2,466
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (e)	557	558
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (e)	215	216
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (e)	758	720
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	7,160	5,641
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (e)	7,274	6,883
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (e)	1,938	1,838
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	6,074	6,050
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	5,434	5,412
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (e)	2,947	2,797
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (e)	30	29
Fannie Mae Pool #BX3101 5.50% 11/1/2052 (e)	132	132
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (e)	626	514
Fannie Mae Pool #BW1417 2.50% 12/1/2052 (e)	499	409
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	12,823	12,827

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (e)	USD236	$223
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (e)	1,115	1,109
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (e)	634	631
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (e)	21	21
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (e)	4,734	4,827
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (e)	85	86
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (e)	1,333	1,384
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	11,714	11,707
Fannie Mae Pool #BX7551 5.50% 2/1/2053 (e)	696	693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	3,135	3,128
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (e)	1,394	1,393
Fannie Mae Pool #BX9111 5.50% 3/1/2053 (e)	1,198	1,192
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (e)	1,118	1,113
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (e)	891	891
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (e)	21,651	21,624
Fannie Mae Pool #BX9999 5.50% 4/1/2053 (e)	1,859	1,851
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (e)	1,433	1,431
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (e)	1,377	1,369
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (e)	1,284	1,281
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (e)	1,270	1,264
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (e)	1,131	1,129
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (e)	2,230	2,265
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (e)	25	25
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (e)	3,513	3,666
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	7,031	6,858
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (e)	2,041	2,036
Fannie Mae Pool #BY1592 5.50% 5/1/2053 (e)	1,478	1,476
Fannie Mae Pool #BY3207 5.50% 5/1/2053 (e)	1,414	1,411
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (e)	1,192	1,186
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (e)	792	791
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	371	370
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	66	66
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	33,277	33,883
Fannie Mae Pool #BY1721 6.00% 5/1/2053 (e)	1,389	1,414
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (e)	76	77
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	1,073	1,111
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (e)	5,255	4,965
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (e)	854	810
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (e)	18,547	18,460
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	1,950	1,948
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (e)	952	948
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (e)	42	42
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (e)	53,791	54,770
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	19,297	19,649
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	12,741	12,997
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	9,309	9,493
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (e)	614	626
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (e)	33	33
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (e)	11,354	11,777
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (e)	4,084	4,231
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (e)	3,726	3,862
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (e)	7,754	6,109
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (e)	290	258
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	2,207	2,202
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (e)	676	690
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (e)	7,255	6,871
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (e)	104,039	105,769
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (e)	85	85
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (e)	6,947	7,063
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	198	197
Fannie Mae Pool #FS6163 6.00% 10/1/2053 (e)	7,911	8,045
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	7,812	7,937
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (e)	986	1,007
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (e)	2,788	2,780
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	1,859	1,855
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	9,491	9,643

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (e)	USD7,194	$7,310
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (e)	5,122	5,207
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (e)	11,661	12,133
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	2,434	2,521
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (e)	1,772	1,830
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (e)	1,976	1,970
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (e)	25,715	26,104
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (e)	2,770	2,814
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	948	986
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (e)	6,173	6,268
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (e)	1,631	1,657
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	23,268	24,039
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	3,683	3,835
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (e)	720	749
Fannie Mae Pool #DA5799 7.00% 1/1/2054 (e)	942	987
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (e)	497	495
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	97	97
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (e)	14,927	15,166
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (e)	2,341	2,418
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (e)	1,720	1,790
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (e)	53	55
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (e)	4,953	4,932
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	4,423	4,405
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (e)	3,566	3,551
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (e)	2,149	2,141
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (e)	1,052	1,051
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (e)	6,325	6,448
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (e)	5,574	5,688
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	293	297
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (e)	724	753
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (e)	5,992	5,964
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	4,716	4,709
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (e)	2,307	2,296
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (e)	57	58
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (e)	1,698	1,759
Fannie Mae Pool #DB2704 6.50% 4/1/2054 (e)	306	318
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (e)	318	316
Fannie Mae Pool #DB4021 6.50% 5/1/2054 (e)	48	49
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	8,093	8,056
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	3,733	3,805
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	3,361	3,432
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	603	612
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	512	520
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	421	429
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	2,578	2,668
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	234	242
Fannie Mae Pool #DB6174 6.50% 6/1/2054 (e)	39	40
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	4,706	4,694
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (e)	1,903	1,898
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	1,856	1,847
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (e)	245	245
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	5,987	6,069
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	1,781	1,815
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (e)	804	816
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	401	407
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	345	352
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	6,871	7,127
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	4,145	4,293
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	1,628	1,694
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	1,095	1,134
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (e)	703	728
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (e)	549	568
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	423	441
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (e)	286	278
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (e)	22	22
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	3,915	3,970

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	USD3,190	$3,254
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	1,933	1,959
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	1,678	1,702
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	1,416	1,437
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,365	1,391
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (e)	925	937
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	461	468
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	180	184
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	175	178
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	145	148
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (e)	76	77
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	4,055	4,199
Fannie Mae Pool #DB4447 6.50% 8/1/2054 (e)	1,872	1,932
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (e)	1,308	1,353
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (e)	370	386
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (e)	17,872	17,832
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	3,572	3,555
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	2,566	2,553
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	2,025	2,017
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	743	740
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	3,290	3,351
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (e)	347	352
Fannie Mae Pool #DC3457 6.00% 9/1/2054 (e)	220	223
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	88	90
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	1
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (e)	3,232	3,339
Fannie Mae Pool #DC1355 6.50% 9/1/2054 (e)	145	149
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (e)	428	434
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (e)	6,195	6,414
Fannie Mae Pool #FS9566 6.50% 10/1/2054 (e)	5,297	5,515
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (e)	494	511
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	3,384	3,283
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	4,379	4,371
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	4	4
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (e)	13,202	13,439
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (e)	1,482	1,501
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	15,122	14,669
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (e)	4,780	4,647
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (e)	12,304	12,269
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (e)	874	871
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (e)	1,533	1,563
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (e)	1,172	1,187
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (e)	359	364
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	153	155
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (e)	89	84
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (e)	8,429	8,196
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (e)	9	9
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (e)	1,171	1,185
Fannie Mae Pool #DC9365 6.50% 1/1/2055 (e)	5	5
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)	5,568	5,533
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	5,021	5,089
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (e)	36	37
Fannie Mae Pool #DD1054 7.00% 2/1/2055 (e)	1,492	1,569
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (e)	2,109	1,874
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	128	121
Fannie Mae Pool #FA3632 5.00% 3/1/2055 (e)	14,082	13,660
Fannie Mae Pool #FA5240 5.50% 3/1/2055 (e)	3,766	3,766
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	139	131
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	7	7
Fannie Mae Pool #DD6416 6.50% 4/1/2055 (e)	974	1,005
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	670	648
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (e)	6	6
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (e)	749	665
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	345	334
Fannie Mae Pool #BV1865 6.50% 6/1/2055 (e)	2,226	2,295

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV1724 6.50% 6/1/2055 (e)	USD1,998	$2,060
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (e)	207	210
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (e)	9,999	10,472
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	43	43
Fannie Mae Pool #DE6672 6.50% 8/1/2055 (e)	999	1,032
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (e)	17,834	18,677
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (e)	10,370	10,860
Fannie Mae Pool #DE8960 6.50% 9/1/2055 (e)	4,003	4,142
Fannie Mae Pool #DE9736 6.50% 9/1/2055 (e)	3,234	3,338
Fannie Mae Pool #DE8754 6.50% 9/1/2055 (e)	2,068	2,135
Fannie Mae Pool #DF1794 6.50% 9/1/2055 (e)	998	1,031
Fannie Mae Pool #FA3571 6.50% 9/1/2055 (e)	766	793
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (e)	22,979	24,063
Fannie Mae Pool #MA5849 3.50% 10/1/2055 (e)	327	290
Fannie Mae Pool #FA4427 7.00% 10/1/2055 (e)	4,070	4,262
Fannie Mae Pool #MA5908 4.50% 12/1/2055 (e)	429	403
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (e)	993	882
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (e)	308	298
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	4,392	4,244
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (e)	36	32
Fannie Mae Pool #CC3125 7.00% 5/1/2056 (e)	2,858	2,996
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (e)	996	885
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (e)	1,883	1,730
Fannie Mae Pool #MA6179 7.00% 9/1/2056 (e)	941	987
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (e)	9,784	8,589
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (e)	1,111	1,055
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (e)	6,329	5,554
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (e)	4,004	3,529
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	8,276	6,931
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (e)	8,338	6,632
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (e)	2,145	1,795
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (e)	2,475	2,323
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (e)	2,687	2,237
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (e)	3,770	3,284
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (e)	850	768
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (e)	63	65
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (e)	130	133
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (e)	20	21
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (e)(f)	16,000	15,601
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036 (e)	35	32
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037 (e)	157	137
FARM Mortgage Trust, Series 2024-1, Class A, 4.654% 10/1/2053 (e)(f)(g)	1,860	1,751
FARM Mortgage Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (e)(f)(g)	2,917	2,884
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (e)(f)(g)	12,022	11,838
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (e)(f)	1,000	969
Freddie Mac Pool #G14278 3.50% 10/1/2026 (e)	2	2
Freddie Mac Pool #J17236 3.50% 11/1/2026 (e)	2	2
Freddie Mac Pool #ZK3828 3.00% 1/1/2027 (e)	2	2
Freddie Mac Pool #G14502 3.00% 2/1/2027 (e)	8	8
Freddie Mac Pool #ZK3899 3.00% 2/1/2027 (e)	2	2
Freddie Mac Pool #ZK3929 3.00% 3/1/2027 (e)	3	3
Freddie Mac Pool #ZK3934 3.00% 3/1/2027 (e)	— (a)	— (a)
Freddie Mac Pool #ZA0550 6.50% 9/1/2028 (e)	2	3
Freddie Mac Pool #ZK6157 3.00% 10/1/2028 (e)	67	66
Freddie Mac Pool #ZK6134 3.00% 10/1/2028 (e)	63	62
Freddie Mac Pool #J25843 3.50% 10/1/2028 (e)	28	28
Freddie Mac Pool #ZA3673 3.00% 11/1/2028 (e)	148	146
Freddie Mac Pool #V60341 3.00% 11/1/2028 (e)	89	88
Freddie Mac Pool #ZK6172 3.00% 11/1/2028 (e)	32	32
Freddie Mac Pool #J26473 3.50% 11/1/2028 (e)	98	97
Freddie Mac Pool #J26343 3.50% 11/1/2028 (e)	26	26
Freddie Mac Pool #ZA0560 6.50% 11/1/2028 (e)	14	15
Freddie Mac Pool #V60362 3.00% 12/1/2028 (e)	52	52
Freddie Mac Pool #G14942 3.50% 12/1/2028 (e)	126	125
Freddie Mac Pool #V60368 3.50% 12/1/2028 (e)	65	64
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (e)	223	220

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #V60448 3.00% 1/1/2029 (e)	USD70	$69
Freddie Mac Pool #ZA3699 3.00% 2/1/2029 (e)	116	114
Freddie Mac Pool #V60493 3.00% 2/1/2029 (e)	100	99
Freddie Mac Pool #J27240 3.50% 2/1/2029 (e)	53	52
Freddie Mac Pool #J27711 3.50% 3/1/2029 (e)	4	4
Freddie Mac Pool #ZS8526 3.00% 5/1/2029 (e)	8	8
Freddie Mac Pool #J28177 3.50% 5/1/2029 (e)	37	36
Freddie Mac Pool #J28422 3.50% 6/1/2029 (e)	56	55
Freddie Mac Pool #ZS6995 3.00% 8/1/2029 (e)	88	87
Freddie Mac Pool #J28964 3.50% 8/1/2029 (e)	24	24
Freddie Mac Pool #J29039 3.50% 8/1/2029 (e)	10	10
Freddie Mac Pool #J28885 3.50% 8/1/2029 (e)	5	5
Freddie Mac Pool #G15175 3.00% 9/1/2029 (e)	181	178
Freddie Mac Pool #V60616 3.00% 9/1/2029 (e)	117	115
Freddie Mac Pool #ZA3742 3.00% 11/1/2029 (e)	159	156
Freddie Mac Pool #V60622 3.00% 11/1/2029 (e)	91	90
Freddie Mac Pool #V60651 3.00% 11/1/2029 (e)	88	87
Freddie Mac Pool #ZA3750 3.00% 12/1/2029 (e)	91	89
Freddie Mac Pool #J30209 3.50% 12/1/2029 (e)	3	3
Freddie Mac Pool #ZK7089 3.00% 1/1/2030 (e)	126	123
Freddie Mac Pool #ZA3774 3.00% 3/1/2030 (e)	159	156
Freddie Mac Pool #J32008 3.00% 6/1/2030 (e)	101	99
Freddie Mac Pool #J33952 3.00% 3/1/2031 (e)	32	31
Freddie Mac Pool #J36382 3.50% 2/1/2032 (e)	12	12
Freddie Mac Pool #J36383 3.50% 2/1/2032 (e)	11	11
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (e)	51	49
Freddie Mac Pool #SB8279 6.00% 1/1/2039 (e)	10	10
Freddie Mac Pool #SB1215 6.00% 7/1/2039 (e)	363	372
Freddie Mac Pool #SB1398 6.00% 9/1/2039 (e)	7,204	7,383
Freddie Mac Pool #QO2526 6.00% 9/1/2039 (e)	502	516
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (e)	18	18
Freddie Mac Pool #QO2810 6.00% 12/1/2039 (e)	837	857
Freddie Mac Pool #QO2894 6.00% 12/1/2039 (e)	440	451
Freddie Mac Pool #SB8368 6.00% 2/1/2040 (e)	5,283	5,406
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (e)	315	323
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (e)	47	48
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (e)	9,880	10,109
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (e)	28	29
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (e)	184	159
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (e)	319	273
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (e)	4,325	3,707
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (e)	3,224	2,764
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (e)	620	532
Freddie Mac Pool #ZL5084 4.00% 2/1/2043 (e)	2	2
Freddie Mac Pool #ZL5693 3.50% 4/1/2043 (e)	256	237
Freddie Mac Pool #ZL5891 3.50% 5/1/2043 (e)	345	320
Freddie Mac Pool #ZL6206 3.50% 6/1/2043 (e)	292	268
Freddie Mac Pool #ZL8486 3.50% 9/1/2044 (e)	326	298
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (e)	193	200
Freddie Mac Pool #760013 5.137% 4/1/2045 (e)(f)	320	316
Freddie Mac Pool #760012 5.152% 4/1/2045 (e)(f)	386	381
Freddie Mac Pool #760014 4.634% 8/1/2045 (e)(f)	1,092	1,068
Freddie Mac Pool #ZS9495 3.50% 10/1/2045 (e)	3,821	3,504
Freddie Mac Pool #ZT0528 3.50% 8/1/2046 (e)	1,437	1,313
Freddie Mac Pool #760015 4.331% 1/1/2047 (e)(f)	1,704	1,659
Freddie Mac Pool #ZM3071 3.50% 4/1/2047 (e)	530	477
Freddie Mac Pool #ZM4549 3.50% 10/1/2047 (e)	545	490
Freddie Mac Pool #ZM4706 3.50% 11/1/2047 (e)	723	655
Freddie Mac Pool #ZM5824 3.50% 3/1/2048 (e)	479	434
Freddie Mac Pool #ZM5820 3.50% 3/1/2048 (e)	478	433
Freddie Mac Pool #ZM5995 3.50% 3/1/2048 (e)	458	414
Freddie Mac Pool #ZM5819 3.50% 3/1/2048 (e)	411	373
Freddie Mac Pool #ZM5860 3.50% 3/1/2048 (e)	265	240
Freddie Mac Pool #ZM5861 3.50% 3/1/2048 (e)	234	211
Freddie Mac Pool #ZM5818 3.50% 3/1/2048 (e)	211	191
Freddie Mac Pool #ZM5886 3.50% 3/1/2048 (e)	157	142

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZM5817 3.50% 3/1/2048 (e)	USD118	$107
Freddie Mac Pool #ZT0539 4.00% 3/1/2048 (e)	5,041	4,695
Freddie Mac Pool #ZM5999 3.50% 4/1/2048 (e)	151	136
Freddie Mac Pool #ZM6462 4.00% 5/1/2048 (e)	32	29
Freddie Mac Pool #ZM6576 4.00% 5/1/2048 (e)	27	25
Freddie Mac Pool #ZM6461 4.00% 5/1/2048 (e)	14	13
Freddie Mac Pool #ZM6827 3.50% 6/1/2048 (e)	273	247
Freddie Mac Pool #ZM6826 3.50% 6/1/2048 (e)	162	147
Freddie Mac Pool #ZM6828 3.50% 6/1/2048 (e)	147	133
Freddie Mac Pool #ZM6835 4.00% 6/1/2048 (e)	58	54
Freddie Mac Pool #ZM8137 4.50% 9/1/2048 (e)	1,069	1,030
Freddie Mac Pool #ZM8162 4.50% 9/1/2048 (e)	507	488
Freddie Mac Pool #ZM8110 4.50% 9/1/2048 (e)	341	328
Freddie Mac Pool #ZT2472 4.50% 10/1/2048 (e)	742	708
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (e)	1,615	1,460
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (e)	5,185	4,668
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (e)	486	439
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (e)	3,852	3,487
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (e)	3,704	3,353
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (e)	3,624	3,161
Freddie Mac Pool #RA2457 3.00% 4/1/2050 (e)	7,660	6,646
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (e)	17	14
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	225	194
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	117	101
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (e)	3,348	2,806
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (e)	15,639	12,370
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (e)	7,013	5,626
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (e)	5,563	4,355
Freddie Mac Pool #QB8675 2.00% 2/1/2051 (e)	568	444
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (e)	545	446
Freddie Mac Pool #RA4727 2.00% 3/1/2051 (e)	724	567
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (e)	12,223	9,999
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (e)	23,548	18,603
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (e)	153	126
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (e)	44,679	35,381
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (e)	193	151
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (e)	31	24
Freddie Mac Pool #RA5276 2.50% 5/1/2051 (e)	4,877	4,037
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (e)	2,865	2,375
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (e)	1,660	1,372
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (e)	54	47
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (e)	59	46
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (e)	2,694	2,204
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (e)	221	173
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (e)	104	82
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (e)	175	143
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (e)	11,648	9,743
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (e)	4,700	3,918
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (e)	766	628
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (e)	24	19
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (e)	56,201	48,728
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	57	49
Freddie Mac Pool #QC9669 3.50% 10/1/2051 (e)	106	94
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (e)	3,725	2,944
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (e)	1,866	1,459
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (e)	1,826	1,439
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (e)	101	79
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (e)	3,190	2,659
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (e)	3,157	2,641
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (e)	347	284
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	113	97
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (e)	746	587
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (e)	9,391	7,817
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (e)	1,166	959
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (e)	11	9
Freddie Mac Pool #QD3806 2.00% 1/1/2052 (e)	1,301	1,016

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (e)	USD2,236	$1,864
Freddie Mac Pool #RA6767 2.00% 2/1/2052 (e)	26,959	21,187
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (e)	4,414	3,450
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (e)	772	607
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (e)	764	601
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (e)	68	53
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (e)	22	17
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (e)	3,311	2,987
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (e)	648	579
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (e)	12,932	10,176
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	3,907	3,075
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (e)	2,511	1,978
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (e)	852	671
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (e)	831	654
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (e)	231	181
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (e)	117	91
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (e)	4,552	3,956
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (e)	1,910	1,503
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (e)	765	602
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (e)	5,103	4,259
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (e)	684	560
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	13,049	11,159
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	618	550
Freddie Mac Pool #SL3664 2.00% 6/1/2052 (e)	3,919	3,093
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (e)	987	772
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (e)	202	166
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (e)	420	359
Freddie Mac Pool #SD1188 3.50% 6/1/2052 (e)	105	94
Freddie Mac Pool #QE4613 4.00% 6/1/2052 (e)	373	342
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	66	61
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	7,410	7,034
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (e)	24	19
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	3,192	2,610
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (e)	4,650	4,274
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	702	553
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (e)	181	172
Freddie Mac Pool #QE7695 5.00% 8/1/2052 (e)	14,133	13,739
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)	218	194
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (e)	337	310
Freddie Mac Pool #QE8940 4.50% 9/1/2052 (e)	11,287	10,714
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (e)	177	168
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (e)	48,209	47,054
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (e)	329	271
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	2,655	2,442
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (e)	73	70
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (e)	576	573
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (e)	72	68
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	17,612	17,538
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (e)	786	783
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (e)	446	366
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (e)	47	45
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (e)	1,868	1,822
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (e)	15,811	16,070
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (e)	7,549	7,544
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (e)	1,294	1,293
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (e)	973	972
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (e)	800	797
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (e)	593	590
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (e)	534	532
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (e)	3,190	3,242
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (e)	3,074	3,060
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	10,804	10,529
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (e)	5,185	5,055
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	26,902	26,868
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (e)	1,244	1,237
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (e)	1,230	1,226

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG2749 5.50% 4/1/2053 (e)	USD1,037	$1,036
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (e)	806	805
Freddie Mac Pool #RA9126 2.50% 5/1/2053 (e)	187	153
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (e)	2,350	2,291
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (e)	5,032	5,005
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (e)	1,446	1,439
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (e)	1,257	1,253
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (e)	1,674	1,704
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (e)	1,649	1,719
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (e)	5,553	5,241
Freddie Mac Pool #QG5436 5.00% 6/1/2053 (e)	19,671	19,087
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	1,175	1,146
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	1,138	1,137
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (e)	957	953
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (e)	829	827
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (e)	720	718
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (e)	19,860	20,221
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (e)	6,772	6,922
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (e)	5,945	6,064
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (e)	4,247	4,331
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (e)	3,808	3,924
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (e)	355	362
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	4,294	4,454
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	3,899	4,042
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	3,712	3,873
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	3,501	3,654
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	2,627	2,747
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	1,991	2,076
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	1,349	1,397
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	1,100	1,156
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	134	131
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	1,835	1,831
Freddie Mac Pool #QG7218 6.00% 7/1/2053 (e)	1,072	1,089
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	396	404
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (e)	184	187
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	1,069	1,067
Freddie Mac Pool #SD3817 6.00% 9/1/2053 (e)	4,336	4,414
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (e)	1,938	1,970
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	6,524	6,505
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (e)	17,647	17,930
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	31,376	30,566
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	2,687	2,680
Freddie Mac Pool #SD4703 6.00% 11/1/2053 (e)	9,318	9,462
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	1,440	1,493
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (e)	291	301
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (e)	917	722
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (e)	5,759	5,847
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (e)	1,550	1,584
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (e)	1,786	1,859
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	1,273	1,316
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	1,250	1,291
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	494	492
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (e)	20,232	20,556
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (e)	3,640	3,705
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	2,694	2,734
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (e)	672	686
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (e)	113	117
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	11,565	11,518
Freddie Mac Pool #QI1404 5.50% 3/1/2054 (e)	4,910	4,882
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (e)	442	449
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	398	411
Freddie Mac Pool #SI2126 6.50% 3/1/2054 (e)	82	85
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	2,169	2,165
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	1,376	1,370
Freddie Mac Pool #QI2281 6.00% 4/1/2054 (e)	2,734	2,786
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	218	222

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (e)	USD1,290	$1,333
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (e)	1,115	1,161
Freddie Mac Pool #QI3091 6.50% 4/1/2054 (e)	999	1,031
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	289	295
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	7	8
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (e)	4,642	4,800
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (e)	7,173	6,972
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	1,693	1,689
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	770	770
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	4,033	4,111
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	2,990	3,053
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	2,330	2,425
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (e)	1,186	1,235
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	7,413	7,376
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	2,430	2,424
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (e)	508	507
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (e)	6,103	6,200
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	3,085	3,135
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	2,870	2,913
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	784	799
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	381	386
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (e)	94	96
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (e)	79	80
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	10,208	10,554
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (e)	2,162	2,250
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (e)	1,377	1,421
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	1,093	1,138
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (e)	422	435
Freddie Mac Pool #QJ0973 6.50% 7/1/2054 (e)	115	119
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	2,655	2,642
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	1,543	1,536
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	1,537	1,534
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	1,073	1,071
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	280	279
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (e)	3,757	3,833
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	2,269	2,301
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	1,819	1,846
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	1,378	1,397
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	485	492
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (e)	233	236
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (e)	22	23
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (e)	5,974	6,187
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (e)	2,606	2,699
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (e)	2,258	2,331
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	1,438	1,484
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (e)	777	809
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (e)	587	611
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (e)	564	583
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (e)	20,966	20,861
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	12,812	12,752
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	5,383	5,383
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	4,890	4,878
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (e)	2,258	2,258
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	1,578	1,570
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	5,263	5,360
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	3,505	3,571
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	3,418	3,489
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	3,390	3,458
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	1,929	1,956
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (e)	50	51
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (e)	4,461	4,623
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (e)	4,297	4,473
Freddie Mac Pool #RJ2324 6.50% 9/1/2054 (e)	3,071	3,174
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	1,298	1,344
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (e)	861	896

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	USD426	$440
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (e)	344	356
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (e)	164	171
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	23,671	23,553
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (e)	878	875
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (e)	463	470
Freddie Mac Pool #QJ8297 6.50% 10/1/2054 (e)	18	18
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (e)	1,725	1,628
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	99	94
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	7,277	7,066
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	32,030	31,840
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (e)	5,207	5,174
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	2,256	2,242
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (e)	18,814	18,292
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (e)	17,916	17,333
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (e)	4,156	4,041
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (e)	3,027	2,938
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (e)	1,374	1,336
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (e)	992	966
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (e)	8,002	7,975
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	6,646	6,604
Freddie Mac Pool #QX0557 6.50% 12/1/2054 (e)	2,094	2,160
Freddie Mac Pool #QX2588 6.50% 12/1/2054 (e)	506	524
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	282	250
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (e)	7	7
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (e)	714	724
Freddie Mac Pool #QX4337 6.50% 1/1/2055 (e)	33	34
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (e)	50	49
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (e)	2	2
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	7,752	7,856
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	2,121	2,160
Freddie Mac Pool #QX6496 6.50% 2/1/2055 (e)	2,292	2,367
Freddie Mac Pool #QX5608 6.50% 2/1/2055 (e)	1,362	1,408
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (e)	217	224
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	268	266
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (e)	262	260
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (e)	357	361
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (e)	528	546
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	624	604
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (e)	2,167	2,195
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (e)	26	26
Freddie Mac Pool #QY0410 6.50% 4/1/2055 (e)	3,213	3,316
Freddie Mac Pool #RJ4421 6.50% 4/1/2055 (e)	761	786
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	622	602
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (e)	7,057	7,145
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (e)	48	48
Freddie Mac Pool #QY3992 6.50% 5/1/2055 (e)	1,994	2,059
Freddie Mac Pool #QY3651 6.50% 5/1/2055 (e)	931	962
Freddie Mac Pool #QY2211 6.50% 5/1/2055 (e)	922	952
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	1,280	1,240
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (e)	13,273	13,438
Freddie Mac Pool #QY8368 6.00% 6/1/2055 (e)	324	328
Freddie Mac Pool #QY9732 3.50% 7/1/2055 (e)	807	717
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (e)	235	238
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (e)	2,526	2,605
Freddie Mac Pool #QY8306 6.50% 7/1/2055 (e)	1,894	1,955
Freddie Mac Pool #RJ4710 6.50% 8/1/2055 (e)	3,186	3,292
Freddie Mac Pool #QZ3061 6.50% 9/1/2055 (e)	3,495	3,603
Freddie Mac Pool #QZ2299 7.00% 9/1/2055 (e)	2,598	2,732
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (e)	523	465
Freddie Mac Pool #RQ0062 4.50% 11/1/2055 (e)	875	823
Freddie Mac Pool #QZ7185 6.50% 11/1/2055 (e)	999	1,032
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (e)	9	8
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (e)	10,631	10,775
Freddie Mac Pool #RQ0078 6.50% 12/1/2055 (e)	9,790	10,093
Freddie Mac Pool #TA1888 6.50% 12/1/2055 (e)	1,998	2,063

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (e)	USD973	$864
Freddie Mac Pool #RJ6167 6.50% 1/1/2056 (e)	3,187	3,286
Freddie Mac Pool #TA3866 6.50% 1/1/2056 (e)	975	1,007
Freddie Mac Pool #RQ0105 6.50% 3/1/2056 (e)	909	939
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (e)	1,621	1,567
Freddie Mac Pool #TC1068 7.00% 6/1/2056 (e)	79	82
Freddie Mac Pool #RJ7223 5.50% 8/1/2056 (e)	20,670	20,567
Freddie Mac Pool #RJ7217 5.50% 8/1/2056 (e)	4,594	4,557
Freddie Mac Pool #SL6262 6.00% 8/1/2056 (e)	1,851	1,888
Freddie Mac Pool #RJ7466 5.50% 9/1/2056 (e)	8,267	8,226
Freddie Mac Pool #RJ7463 5.50% 9/1/2056 (e)	3,967	3,957
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (e)	2,069	1,916
Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032 (e)(f)	92	89
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026 (e)(f)	847	844
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (e)(f)	3,000	2,958
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029 (e)	5,000	4,858
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (e)	2,113	1,997
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (e)	52	48
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (e)	44,953	44,558
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (e)	13,009	13,231
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (e)	5,358	4,749
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (e)	4,990	4,407
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (e)	3,000	2,619
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (e)	2,536	2,248
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036 (e)	133	117
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (e)	76	71
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037 (e)	50	42
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	4,156	3,849
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (e)	4,698	4,000
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (e)	941	804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	4,397	4,086
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	4,143	3,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (e)	4,861	4,068
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	4,625	4,044
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	2,420	2,148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	11,894	11,389
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (e)	5,996	5,281
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	6,320	5,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	1,918	1,828
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (e)	2,146	1,871
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	1,791	1,572
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	379	363
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (e)	2,846	2,637
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063 (e)	16,880	13,866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (e)	10,642	9,042
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (e)	628	614
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	8,789	8,554
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	21,235	20,116
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (e)	11,955	11,310
FREMF Mortgage Trust, Series 2018-K81, Class B, 4.306% 9/25/2051 (e)(f)(g)	4,000	3,937
FREMF Mortgage Trust, Series 2018-K83, Class B, 4.423% 11/25/2051 (e)(f)(g)	15,583	15,352
Government National Mortgage Assn. 2.50% 9/1/2056 (e)(h)	2,960	2,477
Government National Mortgage Assn. 4.50% 9/1/2056 (e)(h)	6,024	5,644
Government National Mortgage Assn. 5.50% 9/1/2056 (e)(h)	12,695	12,613
Government National Mortgage Assn. 4.50% 10/1/2056 (e)(h)	21,935	20,532
Government National Mortgage Assn. Pool #005306 4.50% 2/20/2042 (e)	5	4
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (e)	7,052	6,555
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (e)	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (e)	3	3
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (e)	33	28
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (e)	68	54
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (e)	42,718	34,353
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (e)	1,062	853
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (e)	22,471	18,820
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (e)	5,479	4,572
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (e)	4,176	3,480

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (e)	USD5,060	$4,224
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (e)	879	706
Government National Mortgage Assn. Pool #MA7826 2.00% 1/20/2052 (e)	311	250
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (e)	5,074	4,231
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (e)	9,484	7,618
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (e)	527	442
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (e)	13,566	11,816
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (e)	3,862	3,234
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (e)	10,250	8,928
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (e)	224	200
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052 (e)	305	290
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (e)	12,476	11,109
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	109	101
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (e)	12,333	11,690
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	131	119
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (e)	36,616	36,507
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	2,311	2,303
Government National Mortgage Assn. Pool #MB0366 5.50% 5/20/2055 (e)	10,718	10,680
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (e)	31,666	31,542
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (e)	5,799	5,774
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (e)	1,725	1,717
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	9,487	6,847
Uniform Mortgage-Backed Security 2.00% 9/1/2041 (e)(h)	724	654
Uniform Mortgage-Backed Security 3.00% 9/1/2041 (e)(h)	1,016	947
Uniform Mortgage-Backed Security 5.50% 9/1/2041 (e)(h)	3,487	3,522
Uniform Mortgage-Backed Security 2.00% 10/1/2041 (e)(h)	206	186
Uniform Mortgage-Backed Security 4.00% 9/1/2041 (e)(h)	8,000	7,655
Uniform Mortgage-Backed Security 2.00% 9/1/2056 (e)(h)	85,566	66,775
Uniform Mortgage-Backed Security 2.50% 9/1/2056 (e)(h)	156,538	127,811
Uniform Mortgage-Backed Security 3.00% 9/1/2056 (e)(h)	49,665	42,367
Uniform Mortgage-Backed Security 3.50% 9/1/2056 (e)(h)	5,984	5,312
Uniform Mortgage-Backed Security 4.00% 9/1/2056 (e)(h)	131,229	119,844
Uniform Mortgage-Backed Security 4.50% 9/1/2056 (e)(h)	10,925	10,262
Uniform Mortgage-Backed Security 5.00% 9/1/2056 (e)(h)	17,637	17,026
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (e)(h)	11,377	11,267
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (e)(h)	24,870	25,156
Uniform Mortgage-Backed Security 6.50% 9/1/2056 (e)(h)	53,029	54,661
Uniform Mortgage-Backed Security 2.00% 10/1/2056 (e)(h)	386,548	301,477
Uniform Mortgage-Backed Security 2.50% 10/1/2056 (e)(h)	269,676	220,039
Uniform Mortgage-Backed Security 3.00% 10/1/2056 (e)(h)	59,678	50,866
Uniform Mortgage-Backed Security 3.50% 10/1/2056 (e)(h)	24,309	21,559
Uniform Mortgage-Backed Security 4.00% 10/1/2056 (e)(h)	79,920	72,927
Uniform Mortgage-Backed Security 4.50% 10/1/2056 (e)(h)	12,247	11,493
Uniform Mortgage-Backed Security 5.00% 10/1/2056 (e)(h)	41,139	39,667
Uniform Mortgage-Backed Security 5.50% 10/1/2056 (e)(h)	15,647	15,471
Uniform Mortgage-Backed Security 6.00% 10/1/2056 (e)(h)	122,022	123,228
Uniform Mortgage-Backed Security 6.50% 10/1/2056 (e)(h)	114,709	118,043
		4,739,954

Collateralized mortgage-backed obligations (privately originated) 4.51%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (e)(g)(i)	3,513	3,515
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(g)	5,647	5,150
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (e)(f)(g)	1,519	1,509
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (e)(g)	319	315
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (e)(g)	7,365	7,168
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (e)(g)(i)	20,304	20,234
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(g)	11,053	10,191
BRAVO Residential Funding Trust, Series 2019-1, Class A1D, 3.50% 3/25/2058 (e)(g)	7,632	7,251
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (e)(f)(g)	3,686	3,436
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (e)(f)(g)	618	614
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (e)(f)(g)	902	815
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 4.626% 9/25/2061 (e)(g)	1,540	1,492
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 5.272% 11/25/2061 (e)(g)	626	625
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (e)(g)(i)	1,711	1,712
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (e)(g)(i)	6,142	6,142

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (e)(g)(i)	USD10,112	$10,121
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (e)(g)(i)	7,576	7,572
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1A, 5.082% 6/25/2065 (6.082% on 8/1/2029) (e)(g)(i)	7,663	7,603
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (e)(f)(g)	16,897	16,685
Bridge Trust, Series 2025-SFR1, Class A, 4.05% 9/17/2042 (e)(g)	9,524	9,081
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049 (e)(f)(g)	206	204
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (e)	1,255	1,155
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (e)(g)(i)	7,599	7,614
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(g)	1,828	1,823
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(g)	17,934	17,493
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (e)	1,926	1,921
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (e)(f)(g)	3,900	3,368
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (e)(f)(g)	4,031	3,507
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(g)	28,971	26,982
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (e)(f)(g)	6,000	4,754
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (e)(f)(g)	5,020	4,898
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (e)(g)(i)	5,165	5,095
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(g)	789	757
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (e)(f)(g)	5,000	4,727
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (e)(g)(i)	1,410	1,411
COLT Funding, LLC, Series 2023-4, Class B1, 8.198% 10/25/2068 (e)(f)(g)	2,000	2,005
COLT Funding, LLC, Series 2024-7, Class A1, 5.538% 12/26/2069 (6.538% on 11/1/2028) (e)(g)(i)	3,093	3,101
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (e)(g)(i)	2,651	2,656
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (e)(f)(g)	1,037	935
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1 (30-day Average USD-SOFR + 3.10%) 6.743% 10/25/2041 (e)(f)(g)	9,770	9,824
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.943% 5/25/2043 (e)(f)(g)	1,787	1,815
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.543% 6/25/2043 (e)(f)(g)	1,152	1,160
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 6.343% 7/25/2043 (e)(f)(g)	1,968	2,014
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (30-day Average USD-SOFR +. 2.50%) 6.143% 10/25/2043 (e)(f)(g)	4,095	4,173
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.693% 1/25/2044 (e)(f)(g)	1,329	1,332
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.743% 2/25/2044 (e)(f)(g)	324	324
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.793% 9/25/2044 (e)(f)(g)	4,704	4,726
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.243% 9/25/2044 (e)(f)(g)	1,019	1,023
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.593% 1/25/2045 (e)(f)(g)	2,910	2,918
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.643% 2/25/2045 (e)(f)(g)	1,045	1,048
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.793% 2/25/2045 (e)(f)(g)	1,199	1,202
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2M1, (30-day Average USD-SOFR + 1.60%) 5.243% 3/25/2045 (e)(f)(g)	4,098	4,109
Connecticut Avenue Securities Trust, Series 2025-R03, Class 1M1, (30-day Average USD-SOFR + 0.95%) 4.593% 9/25/2045 (e)(f)(g)	18,397	18,435
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.693% 2/25/2046 (e)(f)(g)	4,996	5,006
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057 (e)(f)(g)	854	780
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (e)(f)(g)	597	587
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (e)(f)(g)	1,318	1,150
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (e)	35	35
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (e)	47	48
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (e)	53	52
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (e)	30	30
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (e)(g)	20,811	19,969
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (e)(f)(g)	1,560	1,256
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (e)(f)(g)	13,295	11,187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.558% 7/25/2030 (e)(f)	1,931	1,958

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.043% 8/25/2033 (e)(f)(g)	USD202	$224
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class B1, (30-day Average USD-SOFR + 3.40%) 7.043% 10/25/2041 (e)(f)(g)	6,000	6,034
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.293% 11/25/2041 (e)(f)(g)	20,107	20,272
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.943% 2/25/2042 (e)(f)(g)	68	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.593% 6/25/2042 (e)(f)(g)	5,767	5,843
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.793% 9/25/2042 (e)(f)(g)	88	88
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.993% 2/25/2044 (e)(f)(g)	15,974	16,059
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.893% 5/25/2044 (e)(f)(g)	20,882	21,004
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.693% 10/25/2044 (e)(f)(g)	2,658	2,669
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.593% 9/25/2045 (e)(f)(g)	1,750	1,756
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.493% 2/25/2046 (e)(f)(g)	13,360	13,399
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.643% 2/25/2046 (e)(f)(g)	10,700	10,726
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.643% 11/25/2050 (e)(f)(g)	6,500	7,092
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(g)(i)	3,578	3,594
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (e)(f)(g)	11,949	11,061
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (e)(g)(i)	12,385	12,381
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (e)(f)(g)	2,500	2,524
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (e)(g)	2,878	2,858
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(g)	3,356	3,340
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039 (e)(g)	2,024	1,981
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (e)(g)(i)	15,010	15,016
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (e)(g)(i)	11,229	11,234
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (e)(f)(g)	2,651	2,626
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (e)(f)(g)	5,627	5,608
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (e)(g)(i)	30,622	30,642
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(g)	9,964	10,003
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(g)	8,604	8,650
Liberty Street Trust, Series 2026-225L, Class A, 4.746% 2/10/2043 (e)(f)(g)	12,021	11,710
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (e)(f)(g)	401	392
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(g)(i)	4,924	4,929
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (e)(g)(i)	7,706	7,723
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (e)(g)(i)	6,823	6,784
Mill City Mortgage Trust, Series 15-1, Class M3, 3.746% 6/25/2056 (e)(f)(g)	650	646
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (e)(f)(g)	1,886	1,872
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/25/2058 (e)(f)(g)	527	523
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059 (e)(f)(g)	74	73
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-CLTR1, Class A1, 5.612% 7/25/2068 (e)(f)(g)	11,721	11,721
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(g)(i)	6,258	6,294
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (e)(f)(g)	2,474	2,468
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (e)(f)(g)	7,252	7,268
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (e)(f)(g)	405	382
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (e)(f)(g)	761	736
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (e)(f)(g)	25	24
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (e)(f)(g)	1,010	967
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (e)(f)(g)	827	804
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (e)(f)(g)	1,269	1,225
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (e)(f)(g)	2,091	2,002
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (e)(g)(i)	6,882	6,874
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (e)(f)(g)	3,471	3,168
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.688% 3/25/2053 (e)(f)(g)	5,865	5,828
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 4.532% 2/25/2060 (e)(f)(g)	1,611	1,594

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (e)(g)(i)	USD7,561	$7,555
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (e)(f)(g)	12,817	12,700
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.717% 4/25/2053 (e)(f)(g)	11,421	11,345
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (e)(g)	4,493	4,489
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (e)(f)(g)	12,945	12,716
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (e)(g)(i)	2,199	2,200
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (e)(g)(i)	1,464	1,467
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (e)(g)(i)	3,934	3,946
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (e)(g)(i)	6,401	6,420
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(g)(i)	4,347	4,369
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (e)(g)(i)	5,860	5,887
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(g)(i)	10,000	10,048
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (e)(g)(i)	4,055	4,047
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(g)(i)	8,927	8,953
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (e)(g)(i)	11,639	11,655
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (e)(g)(i)	7,718	7,728
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (e)(g)(i)	12,658	12,661
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (e)(g)(i)	27,646	27,502
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (e)(g)(i)	5,662	5,625
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (e)(g)(i)	4,349	4,299
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (e)(g)(i)	8,784	8,706
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (e)(f)(g)	19,538	19,285
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (e)(f)(g)	11,261	11,209
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (e)(f)(g)	1,196	1,207
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (e)(f)(g)	7,504	6,592
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95% 4/17/2027 (e)(g)	1,097	1,085
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(g)	1,532	1,518
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039 (e)(g)	500	499
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (e)(g)	6,032	5,793
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (e)(g)	8,920	8,447
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/17/2041 (e)(g)	4,945	4,647
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (e)(g)	3,365	3,177
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(g)	9,485	8,883
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (e)(g)	8,725	8,334
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (e)(g)	2,006	1,885
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (e)(g)	1,734	1,602
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (e)(g)	15,272	14,382
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (e)(g)	12,922	12,451
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (e)(g)(i)	3,402	3,286
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.017% 10/25/2055 (e)(f)(g)	13,748	13,479
Sequoia Mortgage Trust, Series 2026-MED2, Class A1A, 5.613% 8/25/2056 (e)(f)(g)	30,560	30,361
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.389% 10/17/2041 (e)(f)(g)	13,181	13,219
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.09% 2/17/2042 (e)(f)(g)	1,857	1,861
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.296% 2/25/2055 (e)(f)(g)	7,070	6,989
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.952% 5/25/2055 (e)(f)(g)	10,612	10,526
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (e)(f)(g)	4,799	4,767
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056 (e)(f)(g)	2,861	2,836
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (e)(f)(g)	5,203	5,170
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (e)(f)(g)	5,233	5,066
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (e)(f)(g)	250	246
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (e)(f)(g)	5,541	5,268
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (e)(f)(g)	1,595	1,585
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(g)	282	280
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (e)(f)(g)	10,335	9,965
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(g)	689	685
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (e)(f)(g)	2,741	2,637
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (e)(f)(g)	1,188	1,163
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.782% 5/25/2058 (e)(f)(g)	1,137	1,152
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058 (e)(f)(g)	5,689	5,314
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(g)	58	58
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (e)(f)(g)	2,426	2,332
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (e)(f)(g)	2,285	2,048

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(g)	USD5,751	$5,197
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.607% 11/25/2060 (e)(f)(g)	13,157	12,806
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (e)(g)	13,691	12,916
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.991% 7/25/2065 (e)(f)(g)	6,124	6,110
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (e)(g)	6,004	5,773
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(g)	8,644	8,587
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (e)(g)	6,721	6,705
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (e)(g)	11,772	11,579
Tricon Residential Trust, Series 2026-SFR1, Class A, (1-month USD CME Term SOFR + 1.10%) 4.74% 2/17/2043 (e)(f)(g)	19,688	19,661
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (e)(g)	8,548	8,453
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (e)(g)	4,494	4,464
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (e)(g)(i)	18,017	17,973
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (e)(g)(i)	4,964	4,872
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (e)(f)(g)	10,049	10,012
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (e)(g)(i)	1,956	1,957
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (e)(f)(g)	1,170	1,176
Verus Securitization Trust, Series 2024-1, Class M1, 6.668% 1/25/2069 (e)(f)(g)	2,819	2,831
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (e)(g)(i)	2,958	2,967
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (e)(g)(i)	10,665	10,724
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (e)(g)(i)	11,519	11,589
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(g)(i)	5,810	5,842
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (e)(g)(i)	4,318	4,325
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (e)(f)(g)	3,767	3,764
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (e)(f)(g)	2,490	2,490
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(g)	4,305	4,311
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(f)(g)	4,650	4,662
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (e)(g)(i)	11,350	11,362
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (e)(g)(i)	5,268	5,261
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (e)(g)(i)	7,546	7,490
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (e)(g)(i)	8,972	8,867
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (e)(f)(g)	12,697	12,449
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (e)(f)(g)	16,855	16,648
		1,293,987

Commercial mortgage-backed securities 4.07%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.382% 6/15/2040 (e)(f)(g)	1,840	1,851
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (e)(g)	2,972	2,964
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (e)(g)	2,286	2,237
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(g)	5,160	4,869
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (e)(g)	5,565	5,345
AMSR Trust, Series 2026-SFR1, Class A, 3.775% 4/17/2043 (e)(g)	6,382	5,974
AMSR Trust, Series 2026-SFR2, Class A, 3.81% 9/17/2043 (e)(g)	24,184	22,533
AMSR Trust, Series 2026-SFR2, Class D, 3.81% 9/17/2043 (e)(g)	1,944	1,764
AMSR Trust, Series 2026-SFR2, Class B, 3.81% 9/17/2043 (e)(g)	1,886	1,738
AMSR Trust, Series 2026-SFR2, Class C, 3.81% 9/17/2043 (e)(g)	1,747	1,599
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.331% 7/15/2041 (e)(f)(g)	3,580	3,591
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(g)	8,416	8,405
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (e)	9,351	9,297
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (e)	1,490	1,424
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (e)	770	767
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (e)(f)	2,661	2,698
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (e)(f)	3,909	4,037
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (e)	12,415	12,589
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (e)	2,360	2,403
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (e)	18,088	18,464
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (e)	2,509	2,549
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (e)(f)	6,956	7,116
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (e)(f)	3,272	3,323
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (e)	9,814	9,246
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (e)	7,587	7,254
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (e)	2,157	1,965
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (e)(f)	8,992	8,984
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (e)(f)	2,416	2,414

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.558% 3/15/2037 (e)(f)(g)	USD2,539	$2,396
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (e)(f)	560	539
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (e)	3,627	3,635
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (e)(f)	2,300	2,387
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.701% 12/15/2056 (e)(f)	777	806
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (e)(f)	3,130	3,146
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (e)(f)	197	202
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (e)	4,000	4,000
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (e)	4,000	3,998
Barclays Commercial Mortgage Securities, LLC, Series 2026-5C41, Class AS, 5.755% 5/15/2069 (e)(f)	1,707	1,723
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (e)(f)	4,180	4,116
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (e)(f)	8,784	8,380
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (e)	5,140	5,001
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (e)	2,202	1,977
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (e)(f)	5,872	5,777
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (e)	12,968	11,584
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (e)	2,500	2,221
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (e)	2,000	1,719
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (e)	1,500	1,323
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (e)	3,250	2,937
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (e)	16,713	14,867
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (e)	10,274	9,093
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (e)(f)	2,319	2,119
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (e)(f)	552	561
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (e)(f)	3,974	4,075
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (e)	1,650	1,549
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (e)	15,676	15,855
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (e)(f)	1,000	1,012
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (e)	1,058	1,062
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (e)(f)	4,250	4,340
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (e)(f)	2,316	2,356
Benchmark Mortgage Trust, Series 2026-V23, Class AM, 6.163% 8/28/2059 (e)	2,677	2,744
Benchmark Mortgage Trust, Series 2026-B43, Class A5, 5.506% 4/15/2063 (e)	2,008	2,023
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (e)(f)(g)	7,318	7,170
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.981% 3/15/2041 (e)(f)(g)	6,368	6,384
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (e)(f)	1,830	1,804
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (e)	1,328	1,349
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (e)(f)	1,768	1,806
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.354% 8/15/2056 (e)(f)	2,661	2,733
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (e)(f)	1,240	1,274
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (e)(f)	5,500	5,683
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (e)(f)	3,648	3,709
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	7,389	7,543
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (e)	7,016	7,040
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (e)(f)	5,990	6,065
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (e)(f)	5,450	5,507
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (e)(f)	743	757
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.239% 12/15/2042 (e)(f)(g)	16,271	16,352
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.539% 12/15/2042 (e)(f)(g)	3,044	3,068
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.789% 12/15/2042 (e)(f)(g)	721	727
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.139% 12/15/2042 (e)(f)(g)	242	243
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.933% 12/15/2039 (e)(f)(g)	6,570	6,591
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.339% 3/15/2045 (e)(f)(g)	1,019	1,018
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.789% 3/15/2045 (e)(f)(g)	987	985
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.189% 3/15/2045 (e)(f)(g)	215	215

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.889% 3/15/2045 (e)(f)(g)	USD1,004	$1,002
BX Commercial Mortgage Trust, Series 2026-VLT10, Class A, 5.537% 7/13/2058 (e)(f)(g)	2,900	2,716
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.13% 4/15/2037 (e)(f)(g)	1,601	1,603
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.604% 11/15/2038 (e)(f)(g)	16,746	16,767
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.629% 1/17/2039 (e)(f)(g)	1,905	1,908
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.081% 4/15/2041 (e)(f)(g)	8,324	8,348
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(g)	21,869	21,317
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.331% 8/15/2041 (e)(f)(g)	20,629	20,732
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(g)	14,225	13,995
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.239% 7/15/2042 (e)(f)(g)	1,480	1,486
BX Trust, Series 2025-ARIA, Class A, 5.199% 12/13/2042 (e)(f)(g)	37,285	36,989
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.339% 12/15/2044 (e)(f)(g)	41,594	41,542
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.739% 12/15/2044 (e)(f)(g)	6,002	5,991
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.639% 12/15/2044 (e)(f)(g)	466	464
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (e)(g)	9,331	9,213
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.538% 7/15/2041 (e)(f)(g)	7,266	7,275
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.987% 7/15/2041 (e)(f)(g)	3,787	3,789
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (e)	2,000	1,973
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (e)	9,983	9,847
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (e)(f)(g)	14,000	14,244
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(g)	67,170	67,806
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (e)	88	87
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (e)	2,500	2,468
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class A3, 5.876% 7/15/2059 (e)(f)	9,669	9,906
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class AS, 6.087% 7/15/2059 (e)(f)	316	323
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class B, 6.087% 7/15/2059 (e)(f)	519	524
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class C, 6.087% 7/15/2059 (e)(f)	461	461
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (e)	2,846	2,839
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (e)	851	846
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (e)	510	468
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (e)(f)(g)	13,678	13,457
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.281% 8/15/2041 (e)(f)(g)	11,554	11,514
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (e)	2,330	2,311
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (e)	248	244
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (e)(f)	1,000	977
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (e)	3,000	2,804
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(g)	11,000	10,831
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (e)(g)	9,316	9,449
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (e)	64	64
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (e)(f)(g)	9,830	9,773
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (e)(g)(i)	4,518	4,521
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (e)(g)(i)	12,318	12,192
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (e)(f)(g)	5,489	5,402
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(g)	11,621	11,599
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (e)(f)(g)	7,231	7,225
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (e)(f)(g)	6,570	6,565
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.939% 10/15/2042 (e)(f)(g)	34,419	34,527
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.239% 10/15/2042 (e)(f)(g)	653	655
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.839% 2/15/2043 (e)(f)(g)	18,738	18,774
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	12,304	12,404
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.089% 12/15/2039 (e)(f)(g)	4,001	4,012
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.089% 3/15/2041 (e)(f)(g)	13,895	13,943
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.039% 7/15/2041 (e)(f)(g)	4,795	4,807
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (e)(g)	7,270	7,281
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.33% 5/15/2041 (e)(f)(g)	14,461	14,529
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(g)	4,789	4,742
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (e)	1,663	1,641
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (e)	4,830	4,766

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A3, 3.703% 2/10/2052 (e)	USD2,500	$2,438
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (e)	1,000	976
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (e)	1,809	1,651
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (e)	2,975	2,616
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.032% 3/15/2042 (e)(f)(g)	13,305	13,351
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038 (e)(g)	795	793
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(g)	5,246	5,264
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(g)	9,031	9,120
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (e)	2,387	2,318
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (e)(g)	12,313	10,564
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (e)(g)	1,164	988
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (e)(f)	1,000	997
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (e)	1,000	991
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.232% 11/15/2039 (e)(f)(g)	3,223	3,231
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (e)(f)(g)	11,473	11,423
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (e)(g)	8,385	8,144
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (e)	1,000	969
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (e)	6,144	6,204
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.913% 4/15/2055 (e)(f)	420	387
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.393% 7/25/2054 (e)(f)(g)	929	937
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(g)	19,129	18,929
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (e)(f)(g)	3,114	3,085
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (e)(g)	10,751	10,486
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (e)(g)	1,164	1,120
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.031% 5/15/2039 (e)(f)(g)	5,663	5,674
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.153% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (e)(g)(i)	24,800	24,800
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.503% 5/15/2038 (e)(f)(g)	2,472	2,472
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.639% 1/15/2039 (e)(f)(g)	52,202	52,251
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.082% 2/15/2042 (e)(f)(g)	14,350	14,251
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (e)	1,102	1,089
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (e)(f)(g)	3,108	3,047
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (e)	1,851	1,825
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (e)(f)	2,000	1,957
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (e)	11,000	10,789
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (e)(f)	1,850	1,729
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (e)	740	759
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (e)(f)	4,466	4,555
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.345% 11/15/2057 (e)(f)	7,100	7,249
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.872% 9/15/2058 (e)(f)	84	82
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (e)	4,566	4,492
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (e)(f)(g)	2,077	2,094
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (e)(f)(g)	891	899
		1,169,880
Total mortgage-backed obligations		7,203,821
Corporate bonds and notes 20.70%
Financials 7.15%
AerCap Ireland Capital DAC 4.125% 2/28/2029	2,750	2,699
AerCap Ireland Capital DAC 4.75% 1/15/2033	1,500	1,442
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (g)(i)	5,200	5,301
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027) (i)	5,555	5,570
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (i)	1,000	991
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (i)	13,500	13,351
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	5,000	5,015
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (i)	25,055	24,388
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034) (i)	7,160	7,259
American International Group, Inc. 4.85% 5/7/2030	590	588

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Ameriprise Financial, Inc. 5.35% 6/15/2036	USD3,525	$3,449
Aon Corp. 2.85% 5/28/2027	9,545	9,437
Aon North America, Inc. 5.15% 3/1/2029	15,865	15,979
Apollo Debt Solutions BDC 6.90% 4/13/2029	284	290
Apollo Debt Solutions BDC 5.875% 8/30/2030	238	234
Apollo Debt Solutions BDC 5.70% 1/23/2031 (g)	3,618	3,523
Apollo Debt Solutions BDC 6.70% 7/29/2031	2,851	2,887
Apollo Debt Solutions BDC 6.55% 3/15/2032	1,971	1,984
Arch Capital Group, Ltd. 5.25% 6/15/2036	7,169	6,985
Arthur J. Gallagher & Co. 4.60% 12/15/2027	5,555	5,555
Arthur J. Gallagher & Co. 4.85% 12/15/2029	7,665	7,652
Arthur J. Gallagher & Co. 5.00% 2/15/2032	12,365	12,223
Athene Global Funding 5.133% 6/1/2029 (g)	4,000	3,988
Athene Global Funding 5.53% 8/20/2031 (g)	3,500	3,484
Athene Global Funding 5.543% 8/22/2035 (g)	4,761	4,578
Athene Holding, Ltd. 6.15% 8/15/2036	569	563
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	11,800	11,644
Banco Bilbao Vizcaya Argentaria, SA 4.977% 9/3/2029	3,000	2,994
Banco Bilbao Vizcaya Argentaria, SA 5.244% 9/3/2031	2,000	1,989
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (i)	2,877	2,832
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (i)	2,235	2,277
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (i)	6,224	6,152
Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029) (i)	177	169
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (i)	3,056	2,711
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	18,271	16,089
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (i)	33,970	33,011
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (i)	2,066	1,856
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (i)	6,689	5,997
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (i)	9,588	9,395
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	14,535	12,710
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (i)	403	355
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (g)(i)	13,330	13,111
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (i)	10,000	9,989
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR + 0.75% on 9/22/2027) (i)	1,762	1,753
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (i)	2,984	2,908
Banque Federative du Credit Mutuel 4.786% 7/9/2029 (g)	3,000	2,977
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (g)	4,000	3,881
Banque Federative du Credit Mutuel 5.152% 7/9/2032 (USD-SOFR + 1.20% on 7/9/2031) (g)(i)	3,000	2,951
Barclays PLC 4.911% 6/26/2030 (USD-SOFR + 0.906% on 6/26/2029) (i)	5,000	4,967
Barclays PLC 5.102% 6/26/2032 (USD-SOFR + 1.136% on 6/26/2031) (i)	5,000	4,925
Barclays PLC 5.586% 6/26/2037 (USD-SOFR + 1.505% on 6/26/2036) (i)	3,000	2,921
Blackstone Private Credit Fund 4.00% 1/15/2029	72	69
Blackstone Private Credit Fund 5.25% 4/1/2030	72	70
Blackstone Private Credit Fund 6.25% 1/25/2031	232	231
Blackstone Private Credit Fund 5.35% 3/12/2031	208	200
Blackstone Private Credit Fund 5.95% 5/15/2031	9,800	9,622
Blackstone Private Credit Fund 6.20% 11/15/2031	10,466	10,362
Blue Owl Credit Income Corp. 5.80% 3/15/2030	912	890
Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,532	1,537
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (g)	11,296	11,228
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(i)	8,610	8,143
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(i)	5,000	5,013
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(i)	1,335	1,380
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (g)(i)	14,756	14,997
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(i)	9,629	9,628
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (g)(i)	12,745	12,414
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (g)(i)	8,165	8,039
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (g)(i)	4,454	4,231
Brown & Brown, Inc. 4.90% 6/23/2030	2,500	2,473
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (g)(i)	2,250	2,242
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(i)	8,650	8,781
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (g)(i)	3,372	3,333
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (g)(i)	6,909	6,762
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (g)(i)	2,954	2,860
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (i)	28,635	27,975
Charles Schwab Corp. (The) 5.108% 8/12/2032 (USD-SOFR + 0.95% on 8/12/2031) (i)	16,000	15,927

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	USD1,353	$1,334
Chubb INA Holdings, LLC 5.00% 3/15/2034	3,511	3,445
Chubb INA Holdings, LLC 4.90% 8/15/2035	1,500	1,443
Chubb INA Holdings, LLC 5.30% 5/20/2036	5,260	5,183
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (i)	2,000	1,992
Citibank, NA 4.914% 5/29/2030	8,775	8,788
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)	8,500	8,382
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (i)	9,710	9,710
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	9,962	10,011
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	3,295	3,251
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	1,481	1,391
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (i)	3,806	3,516
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (i)	993	987
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (i)	4,645	4,242
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (i)	9,259	9,036
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (i)	9,752	8,671
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (i)	6,347	5,557
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (i)	1,978	1,973
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	1,564	1,540
Corebridge Financial, Inc. 3.65% 4/5/2027	18,596	18,505
Corebridge Global Funding 4.25% 8/21/2028 (g)	12,045	11,909
Corebridge Global Funding 4.80% 5/29/2029 (g)	4,525	4,506
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (g)(i)	1,877	1,874
Danske Bank AS 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (g)(i)	2,000	1,975
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (i)	13,473	13,374
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (i)	4,100	4,200
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (i)	1,700	1,697
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (i)	24,081	23,399
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	20,555	20,243
Equitable America Global Funding 5.125% 6/15/2031 (g)	19,000	18,819
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (i)	891	887
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (i)	24,199	23,990
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	30,000	29,911
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (i)	3,730	3,671
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (i)	3,080	3,044
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	27,700	26,788
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031) (i)	15,483	15,002
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	58,627	57,730
Goldman Sachs Group, Inc. 5.24% 7/21/2032 (USD-SOFR + 1.17% on 7/21/2031) (i)	35,210	35,017
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (i)	20,878	19,739
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (i)	11,500	10,924
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	2,700	2,631
Goldman Sachs Group, Inc. 5.655% 7/21/2037 (USD-SOFR + 1.45% on 7/21/2036) (i)	2,500	2,478
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	5,500	5,475
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	786	781
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	787	790
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	785	772
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (g)	1,458	1,443
Guardian Life Global Funding 4.809% 6/1/2031 (g)	11,423	11,281
Guardian Life Global Funding 4.916% 4/30/2033 (g)	6,500	6,372
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (i)	13,875	13,881
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (i)	1,136	1,080
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (i)	3,067	3,079
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (i)	30,750	30,679
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (i)	24,150	23,592
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (i)	267	239
HSBC Holdings PLC 5.243% 8/14/2032 (USD-SOFR + 1.16% on 8/14/2031) (i)	3,000	2,981
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (i)	4,170	3,992
HSBC Holdings PLC 5.729% 8/14/2037 (USD-SOFR + 1.47% on 8/14/2036) (i)	1,000	991
Intercontinental Exchange, Inc. 4.70% 8/20/2029	3,000	2,992
Intercontinental Exchange, Inc. 4.20% 3/15/2031	7,376	7,136
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,181	1,192
Intercontinental Exchange, Inc. 4.90% 9/1/2031	1,933	1,924
Intercontinental Exchange, Inc. 5.15% 9/1/2033	6,120	6,099

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intercontinental Exchange, Inc. 5.40% 9/1/2036	USD469	$467
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(i)	14,500	16,477
Jane Street Group, LLC 7.294% 8/13/2031 (g)	49,750	50,963
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (i)	5,126	5,136
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (i)	7,210	7,201
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (i)	4,623	4,668
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (i)	35,955	35,480
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	6,124	6,129
JPMorgan Chase & Co. 4.864% 7/23/2030 (USD-SOFR + 0.845% on 7/23/2029) (i)	2,000	1,994
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (i)	10,188	10,077
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (i)	12,521	12,122
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (i)	98	95
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	33,930	29,663
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (i)	155	138
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	7,902	7,724
JPMorgan Chase & Co. 5.041% 7/23/2032 (USD-SOFR + 1.015% on 7/23/2031) (i)	15,650	15,555
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	3,679	3,235
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (i)	8,908	7,957
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	4,968	4,989
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (i)	21,858	20,718
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (i)	4,015	3,819
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (i)	14,066	13,612
JPMorgan Chase & Co. 5.803% 7/23/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.25% on 7/23/2036) (i)	2,675	2,647
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	2,835	2,814
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	18,480	18,253
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,390	2,304
Mastercard, Inc. 4.875% 3/9/2028	6,061	6,103
Mastercard, Inc. 4.60% 6/8/2031	6,000	5,923
Mastercard, Inc. 4.35% 1/15/2032	10,000	9,733
Mastercard, Inc. 5.00% 6/8/2036	3,500	3,408
Met Tower Global Funding 4.00% 1/14/2029 (g)	17,520	17,239
Metropolitan Life Global Funding I 3.45% 12/18/2026 (g)	1,170	1,168
Metropolitan Life Global Funding I 1.875% 1/11/2027 (g)	11,455	11,363
Metropolitan Life Global Funding I 4.40% 6/30/2027 (g)	8,975	8,985
Metropolitan Life Global Funding I 4.15% 8/25/2028 (g)	2,500	2,473
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (i)	13,500	13,183
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	2,250	2,188
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (i)	13,360	13,264
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (i)	13,400	13,226
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (i)	17,073	17,186
Morgan Stanley 4.868% 7/12/2029 (USD-SOFR Index + 0.84% on 7/12/2028) (i)	1,500	1,500
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (i)	16,839	16,573
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (i)	23,821	23,431
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (i)	31,375	30,847
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (i)	31,346	30,996
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	1,608	1,633
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	8,090	8,003
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (i)	24,795	23,991
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (i)	10,459	10,139
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (i)	4,181	3,608
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (i)	6,994	6,829
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (i)	26,375	25,829
Morgan Stanley 5.17% 7/14/2032 (USD-SOFR + 1.158% on 7/14/2031) (i)	23,503	23,333
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (i)	750	656
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (i)	4,455	4,528
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	19,499	18,437
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	7,048	6,722
Morgan Stanley 5.605% 7/17/2037 (USD-SOFR + 1.429% on 7/17/2036) (i)	1,117	1,106
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	400	398

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
NatWest Group PLC 4.983% 6/18/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/18/2031) (i)	USD3,000	$2,960
New York Life Global Funding 4.55% 1/28/2033 (g)	747	719
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027) (i)	8,825	8,860
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (i)	16,681	16,563
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	19,943	20,235
PNC Financial Services Group, Inc. 4.618% 10/26/2029 (USD-SOFR + 0.681% on 10/26/2028) (i)	13,500	13,456
PNC Financial Services Group, Inc. 4.831% 7/19/2030 (USD-SOFR + 0.798% on 7/19/2029) (i)	5,000	4,985
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (i)	7,687	7,736
Progressive Corp. 4.60% 3/26/2031	2,670	2,626
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (i)	9,545	9,578
Royal Bank of Canada 4.652% 7/10/2029 (USD-SOFR + 0.61% on 7/10/2028) (i)	4,000	3,991
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (i)	4,840	4,853
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (i)	590	589
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (i)	2,500	2,464
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (i)	5,534	5,411
Royal Bank of Canada 4.95% 8/5/2032 (USD-SOFR Index + 0.95% on 8/5/2031) (i)	4,000	3,957
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (g)	1,624	1,619
SMBC Aviation Capital Finance DAC 5.20% 7/23/2031 (g)	2,000	1,989
SMBC Aviation Capital Finance DAC 5.55% 4/3/2034 (g)	4,000	3,962
Societe Generale SA 4.857% 7/7/2029 (USD-SOFR + 0.855% on 7/7/2028) (g)(i)	2,000	1,991
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (g)	18,031	17,815
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (g)	20,899	20,369
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	2,742	2,666
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (i)	7,340	7,234
Toronto-Dominion Bank (The) 4.861% 1/31/2028	9,635	9,662
Toronto-Dominion Bank (The) 4.808% 6/3/2030	5,000	4,975
Travelers Cos., Inc. 4.95% 7/24/2031	4,050	4,034
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (i)	6,385	6,369
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	3,891	3,861
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	14,315	13,581
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(i)	7,135	7,211
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (g)(i)	1,520	1,326
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (g)(i)	4,000	3,632
US Bancorp 4.857% 7/27/2030 (USD-SOFR + 0.777% on 7/27/2029) (i)	5,000	4,986
Visa, Inc. 4.10% 2/12/2031	13,250	12,975
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	19,095	19,229
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (i)	6,775	6,869
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (i)	6,650	6,543
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (i)	12,686	11,904
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	4,000	4,008
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (i)	34,781	34,246
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (i)	3,818	3,466
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	5,000	5,021
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (i)	18,532	17,655
Zions BanCorp., NA 4.704% 8/18/2028 (USD-SOFR + 1.555% on 8/18/2027) (i)	7,635	7,609
		2,051,950

Consumer discretionary 2.32%
Amazon.com, Inc. 3.90% 11/20/2028	3,000	2,957
Amazon.com, Inc. 4.10% 11/20/2030	30,575	29,638
Amazon.com, Inc. 4.25% 3/13/2031	14,315	13,889
Amazon.com, Inc. 4.80% 7/9/2031	18,652	18,485
Amazon.com, Inc. 4.55% 3/13/2033	38,164	36,768
Amazon.com, Inc. 4.35% 3/20/2033	13,545	12,907
Amazon.com, Inc. 5.10% 7/9/2033	15,152	14,985
Amazon.com, Inc. 4.65% 11/20/2035	16,806	15,844
Amazon.com, Inc. 5.30% 7/9/2036	2,500	2,448
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,495
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (g)	5,691	5,704
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	200
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,077
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,675	2,676

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 4.125% 8/17/2027	USD855	$850
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	755
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,809
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	630
Ford Motor Credit Co., LLC 5.918% 3/20/2028	5,520	5,574
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,269
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,464
Ford Motor Credit Co., LLC 5.80% 3/8/2029	680	686
Ford Motor Credit Co., LLC 4.97% 4/6/2029	15,165	15,007
Ford Motor Credit Co., LLC 5.431% 8/13/2029	4,000	4,000
Ford Motor Credit Co., LLC 5.875% 11/7/2029	12,500	12,622
Ford Motor Credit Co., LLC 5.73% 9/5/2030	14,788	14,786
Ford Motor Credit Co., LLC 5.42% 4/9/2031	22,250	21,947
Ford Motor Credit Co., LLC 6.532% 3/19/2032	2,090	2,140
Ford Motor Credit Co., LLC 5.753% 4/6/2033	11,928	11,744
Ford Motor Credit Co., LLC 6.107% 8/15/2033	5,773	5,767
Ford Motor Credit Co., LLC 7.122% 11/7/2033	631	664
Ford Motor Credit Co., LLC 6.125% 3/8/2034	20,816	20,709
Ford Motor Credit Co., LLC 5.869% 10/31/2035	29,929	28,917
General Motors Co. 5.625% 4/15/2030	3,250	3,300
General Motors Financial Co., Inc. 4.20% 10/27/2028	9,198	9,076
General Motors Financial Co., Inc. 4.90% 10/6/2029	5,991	5,972
General Motors Financial Co., Inc. 5.35% 1/7/2030	1,400	1,408
General Motors Financial Co., Inc. 4.60% 1/8/2031	9,545	9,318
General Motors Financial Co., Inc. 5.45% 1/8/2036	2,500	2,439
Home Depot, Inc. 4.95% 6/25/2034	12,633	12,429
Hyatt Hotels Corp. 5.05% 3/30/2028	3,244	3,253
Hyatt Hotels Corp. 5.75% 3/30/2032	4,056	4,123
Hyundai Capital America 5.275% 6/24/2027 (g)	9,545	9,619
Hyundai Capital America 2.375% 10/15/2027 (g)	745	726
Hyundai Capital America 4.25% 9/18/2028 (g)	3,109	3,068
Hyundai Capital America 4.25% 1/8/2029 (g)	12,356	12,152
Hyundai Capital America 6.50% 1/16/2029 (g)	2,835	2,926
Hyundai Capital America 4.75% 4/6/2029 (g)	1,500	1,489
Hyundai Capital America 4.75% 6/18/2029 (g)	1,113	1,104
Hyundai Capital America 5.30% 6/24/2029 (g)	2,733	2,749
Hyundai Capital America 5.30% 1/8/2030 (g)	5,000	5,031
Hyundai Capital America 5.10% 6/24/2030 (g)	11,737	11,699
Hyundai Capital America 4.50% 9/18/2030 (g)	16,000	15,579
Hyundai Capital America 5.00% 6/18/2031 (g)	9,145	9,035
Hyundai Capital America 4.75% 9/26/2031 (g)	13,000	12,694
Marriott International, Inc. 4.20% 7/15/2027	12,000	11,982
Marriott International, Inc. 4.90% 4/15/2029	2,673	2,678
Marriott International, Inc. 4.50% 10/15/2031	5,000	4,865
Marriott International, Inc. 4.50% 5/1/2033	3,069	2,923
McDonald’s Corp. 4.95% 3/3/2035	814	793
PACCAR Financial Corp. 4.85% 8/10/2031	5,000	4,987
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	61,569	58,728
Royal Caribbean Cruises, Ltd. 5.55% 1/20/2034	13,605	13,529
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,406	7,167
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	12,628	11,875
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,908
Toyota Motor Credit Corp. 1.90% 1/13/2027	1,710	1,697
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,555	3,416
Toyota Motor Credit Corp. 4.05% 3/13/2029	10,420	10,270
Toyota Motor Credit Corp. 4.95% 1/9/2030	12,490	12,536
Toyota Motor Credit Corp. 4.55% 5/14/2031	3,000	2,947
Tractor Supply Co. 5.20% 1/30/2032	3,434	3,428
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (g)	9,138	9,160
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (g)	9,545	9,562
		665,053

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities 2.24%
AES Corp. 5.20% 7/15/2029	USD1,906	$1,907
AES Corp. 2.45% 1/15/2031	9,577	8,456
AES Corp. 5.75% 7/15/2033	14,004	13,851
Alabama Power Co. 3.75% 9/1/2027	4,775	4,747
American Electric Power Co., Inc. 4.30% 12/1/2028	1,457	1,443
American Transmission Systems, Inc. 2.65% 1/15/2032 (g)	5,125	4,525
Commonwealth Edison Co. 4.55% 6/1/2031	9,700	9,514
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	4,959	4,335
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,030	1,976
Consumers Energy Co. 3.80% 11/15/2028	4,100	4,032
Consumers Energy Co. 4.50% 1/15/2031	23,028	22,597
Consumers Energy Co. 4.90% 8/15/2031	5,000	4,975
Consumers Energy Co. 3.60% 8/15/2032	4,485	4,167
Consumers Energy Co. 5.05% 5/15/2035	1,050	1,029
Consumers Energy Co. 5.125% 5/1/2036	14,302	14,000
Duke Energy Carolinas, LLC 4.65% 6/15/2031	27,325	26,949
Duke Energy Carolinas, LLC 5.15% 6/15/2036	6,575	6,413
Duke Energy Florida, LLC 1.75% 6/15/2030	7,940	7,088
Duke Energy Florida, LLC 4.20% 12/1/2030	21,555	20,986
Duke Energy Florida, LLC 4.85% 12/1/2035	4,643	4,447
Edison International 5.25% 11/15/2028	5,950	5,918
Edison International 6.95% 11/15/2029	1,800	1,860
Edison International 6.25% 3/15/2030	6,586	6,650
Enel Finance International NV 2.125% 7/12/2028 (g)	2,550	2,429
Enel Finance International NV 4.125% 9/30/2028 (g)	16,260	16,052
Enel Finance International NV 4.375% 9/30/2030 (g)	6,500	6,325
Entergy Corp. 1.90% 6/15/2028	9,545	9,081
Entergy Louisiana, LLC 3.12% 9/1/2027	1,110	1,099
Evergy Missouri West, Inc. 4.70% 5/21/2029 (g)	9,173	9,116
Eversource Energy 5.95% 2/1/2029	4,775	4,888
Eversource Energy 4.45% 12/15/2030	16,545	16,112
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	100	96
Florida Power & Light Co. 4.80% 5/15/2033	9,788	9,586
Florida Power & Light Co. 5.30% 6/15/2034	3,310	3,315
Florida Power & Light Co. 4.70% 2/15/2036	2,225	2,105
Florida Power & Light Co. 5.125% 6/1/2036	16,273	15,915
Georgia Power Co. 4.00% 10/1/2028	10,000	9,884
Monongahela Power Co. 3.55% 5/15/2027 (g)	5,500	5,465
NiSource, Inc. 4.75% 5/18/2031	9,950	9,815
Northern States Power Co. 2.25% 4/1/2031	9,039	8,072
Northern States Power Co. 5.05% 5/15/2035	400	392
Northern States Power Co. 4.85% 5/15/2036	2,975	2,847
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,363	2,370
Pacific Gas and Electric Co. 5.90% 6/15/2032	2,648	2,690
Pacific Gas and Electric Co. 5.05% 10/15/2032	1,812	1,770
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,294	12,754
Pacific Gas and Electric Co. 6.00% 8/15/2035	6,967	7,018
Pacific Gas and Electric Co. 5.20% 5/1/2036	937	884
Pacific Gas and Electric Co. 5.60% 8/15/2036	9,532	9,271
PacifiCorp 4.25% 3/15/2029	28,325	27,860
PacifiCorp 4.65% 4/15/2029	14,877	14,774
PacifiCorp 3.50% 6/15/2029	325	313
PacifiCorp 2.70% 9/15/2030	11,469	10,456
PacifiCorp 5.30% 2/15/2031	10,025	10,059
PacifiCorp 5.10% 4/15/2031	16,447	16,349
PacifiCorp 5.45% 4/15/2033	34,581	34,427
PacifiCorp 5.80% 4/15/2036	2,875	2,869
PacifiCorp 6.10% 8/1/2036	3,147	3,188
PECO Energy Co. 5.00% 9/1/2031	14,500	14,469
Public Service Electric and Gas Co. 2.45% 1/15/2030	1,471	1,363
Public Service Electric and Gas Co. 4.20% 1/1/2031	20,731	20,111
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,907	1,652
Public Service Electric and Gas Co. 5.20% 8/1/2033	2,025	2,033
Public Service Electric and Gas Co. 4.85% 8/1/2034	8,816	8,560
Public Service Electric and Gas Co. 4.90% 8/15/2035	5,800	5,628
Public Service Electric and Gas Co. 5.40% 8/1/2036	700	699

Intermediate Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Enterprise Group, Inc. 4.80% 6/15/2031	USD7,775	$7,656
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	250	247
Rio Grande LNG, LLC 5.25% 6/30/2031 (g)	15,499	15,327
Rio Grande LNG, LLC 5.50% 1/30/2034 (g)	8,501	8,344
Rio Grande LNG, LLC 5.75% 6/30/2036 (g)	3,241	3,159
Southern California Edison Co. 4.40% 9/6/2026	10,000	10,000
Southern California Edison Co. 3.65% 3/1/2028	3,403	3,341
Southern California Edison Co. 5.15% 6/1/2029	2,425	2,425
Southern California Edison Co. 5.25% 3/15/2030	4,611	4,611
Southern California Edison Co. 2.50% 6/1/2031	510	451
Southern California Edison Co. 4.80% 3/15/2033	12,489	11,943
Union Electric Co. 4.80% 3/15/2036	2,000	1,902
Virginia Electric & Power 4.95% 3/15/2036	2,634	2,507
Virginia Electric & Power 5.65% 8/15/2036	2,650	2,656
WEC Energy Group, Inc. 4.75% 1/15/2028	7,175	7,189
Wisconsin Electric Power Co. 4.15% 10/15/2030	26,035	25,296
Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,145
		642,225

Health care 2.00%
Abbott Laboratories 4.00% 3/15/2031	2,500	2,412
Abbott Laboratories 4.30% 3/15/2033	29,265	27,979
AbbVie, Inc. 4.80% 3/15/2029	19,170	19,200
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,360
AbbVie, Inc. 4.65% 3/15/2030	1,500	1,491
AbbVie, Inc. 4.125% 3/15/2031	9,563	9,248
AbbVie, Inc. 4.95% 3/15/2031	15,955	15,970
AbbVie, Inc. 4.875% 9/15/2031	2,118	2,103
AbbVie, Inc. 4.40% 3/15/2033	30,584	29,330
AbbVie, Inc. 5.05% 9/15/2033	17,110	16,955
AbbVie, Inc. 5.05% 3/15/2034	1,800	1,781
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,047
Amgen, Inc. 5.15% 3/2/2028	5,531	5,566
Amgen, Inc. 3.00% 2/22/2029	9,036	8,665
Amgen, Inc. 4.05% 8/18/2029	10,000	9,804
Amgen, Inc. 4.20% 2/19/2031	23,929	23,194
Amgen, Inc. 5.25% 3/2/2033	9,000	9,009
Amgen, Inc. 4.85% 2/19/2036	1,406	1,342
Baxter International, Inc. 4.45% 2/15/2029	2,269	2,239
Baxter International, Inc. 4.90% 12/15/2030	4,720	4,637
Baxter International, Inc. 5.65% 12/15/2035	6,287	6,140
Bayer US Finance, LLC 5.125% 7/20/2031 (g)	7,500	7,441
Bayer US Finance, LLC 5.375% 7/20/2033 (g)	14,672	14,499
Bristol-Myers Squibb Co. 5.10% 2/22/2031	14,090	14,186
Bristol-Myers Squibb Co. 2.95% 3/15/2032	4,500	4,060
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,555	12,559
Cencora, Inc. 4.25% 11/15/2030	10,000	9,702
Cencora, Inc. 4.60% 2/13/2033	10,000	9,657
Centene Corp. 2.45% 7/15/2028	3,835	3,655
Cigna Group (The) 4.875% 9/15/2032	7,635	7,491
CVS Health Corp. 3.625% 4/1/2027	3,025	3,013
CVS Health Corp. 1.30% 8/21/2027	16,000	15,522
CVS Health Corp. 1.875% 2/28/2031	4,830	4,201
CVS Health Corp. 5.55% 6/1/2031	4,750	4,828
CVS Health Corp. 5.00% 9/15/2032	12,737	12,567
Elevance Health, Inc. 4.00% 9/15/2028	7,500	7,400
Elevance Health, Inc. 5.20% 2/15/2035	1,380	1,353
Eli Lilly and Co. 4.00% 10/15/2028	2,500	2,476
Eli Lilly and Co. 4.375% 5/20/2031	7,000	6,856
Eli Lilly and Co. 4.90% 2/12/2032	16,890	16,915
Eli Lilly and Co. 4.65% 5/20/2033	10,000	9,774
Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,745
Eli Lilly and Co. 4.90% 10/15/2035	10,000	9,767
Gilead Sciences, Inc. 5.25% 10/15/2033	3,305	3,334
HCA, Inc. 3.125% 3/15/2027	8,335	8,285

32	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
HCA, Inc. 3.375% 3/15/2029	USD3,304	$3,187
HCA, Inc. 2.375% 7/15/2031	1,554	1,367
Humana, Inc. 5.375% 4/15/2031	9,265	9,285
Medline Borrower, LP 5.00% 6/15/2031 (g)	19,000	18,727
Medline Borrower, LP 5.25% 6/15/2033 (g)	2,101	2,069
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,602	6,578
Novartis Capital Corp. 4.10% 3/16/2029	2,500	2,470
Novartis Capital Corp. 4.40% 3/18/2031	3,852	3,778
Novartis Capital Corp. 4.60% 3/18/2033	15,018	14,634
Novartis Capital Corp. 4.90% 3/18/2036	1,765	1,710
Novartis Capital Corp. 5.60% 3/18/2046	315	306
Novartis Capital Corp. 5.70% 3/18/2056	1,158	1,124
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	8,981
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,425	5,292
Pfizer, Inc. 4.50% 11/15/2032	4,000	3,881
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	5,562	5,504
Solventum Corp. 5.40% 3/1/2029	2,153	2,177
Stryker Corp. 4.85% 2/10/2030	2,700	2,697
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	11,092	10,833
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,578	2,430
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	8,787	8,535
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	9,625	9,349
UnitedHealth Group, Inc. 4.40% 6/15/2028	5,000	4,984
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,275	6,160
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	12,184
UnitedHealth Group, Inc. 4.65% 1/15/2031	3,600	3,558
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	649
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,359	9,305
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,945
UnitedHealth Group, Inc. 5.30% 6/15/2035	10,000	9,951
		573,408

Communication services 1.81%
Alphabet, Inc. 4.10% 11/15/2030	9,545	9,264
Alphabet, Inc. 4.10% 2/15/2031	17,224	16,653
Alphabet, Inc. 4.875% 8/15/2031	15,796	15,698
Alphabet, Inc. 4.375% 11/15/2032	4,595	4,420
Alphabet, Inc. 4.40% 2/15/2033	11,243	10,763
Alphabet, Inc. 5.20% 8/15/2033	11,626	11,588
Alphabet, Inc. 4.70% 11/15/2035	5,703	5,405
Alphabet, Inc. 4.80% 2/15/2036	2,781	2,649
Alphabet, Inc. 5.45% 8/15/2036	2,036	2,021
Alphabet, Inc. 5.65% 2/15/2056	2,000	1,831
AT&T, Inc. 2.30% 6/1/2027	550	541
AT&T, Inc. 1.65% 2/1/2028	2,413	2,315
AT&T, Inc. 4.35% 3/1/2029	2,500	2,473
AT&T, Inc. 4.40% 4/30/2031	8,500	8,268
AT&T, Inc. 4.75% 4/30/2033	11,439	11,011
AT&T, Inc. 2.55% 12/1/2033	3,101	2,563
AT&T, Inc. 5.40% 2/15/2034	4,388	4,359
AT&T, Inc. 4.50% 5/15/2035	1,279	1,176
AT&T, Inc. 5.25% 10/30/2036	2,000	1,913
Charter Communications Operating, LLC 2.30% 2/1/2032	5,000	4,162
Charter Communications Operating, LLC 6.05% 2/15/2032	21,325	21,355
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,007
Charter Communications Operating, LLC 6.65% 2/1/2034	2,330	2,344
Charter Communications Operating, LLC 6.60% 2/15/2034	14,325	14,426
Charter Communications Operating, LLC 6.55% 6/1/2034	14,329	14,313
Charter Communications Operating, LLC 6.384% 10/23/2035	4,200	4,096
Charter Communications Operating, LLC 5.85% 12/1/2035	16,573	15,584
Charter Communications Operating, LLC 6.95% 8/15/2036	5,000	5,012
Comcast Corp. 5.30% 6/1/2034	2,125	2,091
Comcast Corp. 5.30% 5/15/2035	824	809
Meta Platforms, Inc. 4.30% 8/15/2029	4,755	4,720
Meta Platforms, Inc. 4.20% 11/15/2030	12,939	12,546

Intermediate Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 4.60% 11/15/2032	USD33,856	$32,521
Meta Platforms, Inc. 4.875% 5/15/2033	22,000	21,258
Meta Platforms, Inc. 4.75% 8/15/2034	5,923	5,638
Meta Platforms, Inc. 4.875% 11/15/2035	22,136	20,729
Meta Platforms, Inc. 6.20% 5/15/2046	1,000	940
Orange 4.00% 1/13/2029 (g)	3,000	2,946
Orange 4.25% 1/13/2031 (g)	13,545	13,056
Orange 4.75% 1/13/2033 (g)	17,564	16,914
Orange 5.00% 1/13/2036 (g)	11,205	10,659
SBA Tower Trust 1.631% 11/15/2026 (g)	13,740	13,661
Space Exploration Technologies Corp. 5.35% 7/15/2031 (g)	16,510	16,144
Space Exploration Technologies Corp. 5.65% 7/15/2033 (g)	18,000	17,375
Space Exploration Technologies Corp. 5.875% 7/15/2036 (g)	4,000	3,772
T-Mobile USA, Inc. 3.75% 4/15/2027	31,500	31,378
T-Mobile USA, Inc. 2.05% 2/15/2028	905	872
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,004
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,398
T-Mobile USA, Inc. 2.55% 2/15/2031	585	525
T-Mobile USA, Inc. 2.875% 2/15/2031	280	255
T-Mobile USA, Inc. 2.25% 11/15/2031	2,000	1,733
T-Mobile USA, Inc. 5.125% 5/15/2032	4,881	4,854
T-Mobile USA, Inc. 4.625% 1/15/2033	9,545	9,158
T-Mobile USA, Inc. 5.30% 5/15/2035	4,688	4,591
T-Mobile USA, Inc. 4.95% 11/15/2035	10,712	10,193
Verizon Communications, Inc. 2.55% 3/21/2031	19,816	17,836
Verizon Communications, Inc. 2.355% 3/15/2032	3,724	3,222
Verizon Communications, Inc. 4.75% 1/15/2033	20,108	19,467
Verizon Communications, Inc. 5.25% 4/2/2035	8,706	8,493
Walt Disney Co. (The) 3.75% 3/14/2029	2,000	1,960
		520,928

Consumer staples 1.24%
Altria Group, Inc. 3.40% 5/6/2030	3,000	2,840
Altria Group, Inc. 2.45% 2/4/2032	2,250	1,958
BAT Capital Corp. 3.215% 9/6/2026	14,161	14,157
BAT Capital Corp. 6.343% 8/2/2030	16,373	17,108
BAT Capital Corp. 5.834% 2/20/2031	2,150	2,210
BAT Capital Corp. 5.35% 8/15/2032	26,000	26,132
BAT Capital Corp. 4.625% 3/22/2033	7,722	7,400
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,399
BAT Capital Corp. 5.30% 8/5/2033	18,191	18,101
BAT International Finance PLC 5.931% 2/2/2029	11,841	12,142
Campbell’s Co. (The) 4.75% 3/23/2035	1,825	1,670
Clorox Co. 4.70% 5/15/2031	3,473	3,407
Clorox Co. 4.95% 5/15/2033	6,446	6,281
Clorox Co. 5.25% 5/15/2036	1,281	1,245
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,133
Constellation Brands, Inc. 4.35% 5/9/2027	5,555	5,551
Constellation Brands, Inc. 4.95% 11/1/2035	10,000	9,540
Coty, Inc. 5.60% 1/15/2031 (g)	10,718	10,435
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	1,934	1,924
Imperial Brands Finance PLC 4.875% 2/7/2032 (g)	33,400	32,681
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	7,250	7,166
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,601
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	2,330	2,299
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	2,120	2,056
Mars, Inc. 4.60% 3/1/2028 (g)	2,500	2,500
Mars, Inc. 4.80% 3/1/2030 (g)	7,000	6,966
Mars, Inc. 5.00% 3/1/2032 (g)	15,020	14,921
Mars, Inc. 5.20% 3/1/2035 (g)	8,655	8,533
McCormick & Co., Inc. 4.15% 2/15/2029	5,272	5,192
Philip Morris International, Inc. 5.125% 11/17/2027	6,500	6,544
Philip Morris International, Inc. 4.125% 4/28/2028	5,000	4,960
Philip Morris International, Inc. 3.875% 10/27/2028	2,500	2,460
Philip Morris International, Inc. 4.125% 4/27/2029	10,000	9,853

34	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.625% 11/1/2029	USD18,183	$18,103
Philip Morris International, Inc. 5.125% 2/15/2030	2,500	2,516
Philip Morris International, Inc. 4.375% 4/30/2030	10,007	9,815
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,096
Philip Morris International, Inc. 4.00% 10/29/2030	17,510	16,891
Philip Morris International, Inc. 5.125% 2/13/2031	10,920	10,965
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	3,908
Philip Morris International, Inc. 4.25% 10/29/2032	9,000	8,579
Philip Morris International, Inc. 4.90% 11/1/2034	2,680	2,608
Philip Morris International, Inc. 4.625% 10/29/2035	4,488	4,219
Procter & Gamble Co. 3.95% 1/26/2028	7,160	7,126
		356,191

Information technology 1.22%
Amphenol Corp. 3.80% 11/15/2027	800	794
Amphenol Corp. 3.90% 11/15/2028	800	787
Amphenol Corp. 4.125% 11/15/2030	13,800	13,372
Amphenol Corp. 4.40% 2/15/2033	6,764	6,472
Amphenol Corp. 4.625% 2/15/2036	9,500	8,933
Analog Devices, Inc. 1.70% 10/1/2028	2,468	2,325
Broadcom, Inc. 4.90% 7/15/2032	2,000	1,941
Cisco Systems, Inc. 4.95% 2/26/2031	4,634	4,651
HUT 8 DC, LLC 6.192% 11/15/2042 (g)	10,234	9,944
Intel Corp. 5.125% 2/10/2030	11,545	11,570
Intel Corp. 4.15% 8/5/2032	8,500	7,988
Intel Corp. 5.00% 8/15/2033	8,626	8,381
Intel Corp. 5.15% 2/21/2034	2,000	1,948
Intel Corp. 3.05% 8/12/2051	4,635	2,734
Intel Corp. 5.60% 2/21/2054	1,045	916
Intuit, Inc. 1.35% 7/15/2027	1,265	1,233
Microchip Technology, Inc. 5.05% 3/15/2029	11,740	11,778
Microchip Technology, Inc. 5.05% 2/15/2030	3,451	3,434
NVIDIA Corp. 4.50% 6/15/2031	15,975	15,611
NVIDIA Corp. 4.95% 6/15/2036	2,000	1,902
Oracle Corp. 4.55% 2/4/2029	19,122	18,693
Oracle Corp. 4.45% 9/26/2030	19,500	18,465
Oracle Corp. 4.95% 2/4/2031	17,552	16,826
Oracle Corp. 5.25% 2/3/2032	2,050	1,968
Oracle Corp. 4.80% 9/26/2032	27,020	24,993
Oracle Corp. 5.35% 5/4/2033	48,603	45,822
Oracle Corp. 5.50% 8/3/2035	10,000	9,175
Oracle Corp. 5.20% 9/26/2035	9,000	8,078
Oracle Corp. 5.70% 2/4/2036	18,145	16,786
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (g)	42,017	40,083
Synopsys, Inc. 4.65% 4/1/2028	15,000	14,980
Synopsys, Inc. 4.85% 4/1/2030	4,500	4,474
Synopsys, Inc. 5.00% 4/1/2032	2,000	1,975
Synopsys, Inc. 5.15% 4/1/2035	6,002	5,831
Texas Instruments, Inc. 4.60% 2/8/2029	6,780	6,784
		351,647

Industrials 0.96%
BAE Systems PLC 5.25% 3/26/2031 (g)	8,631	8,713
Boeing Co. (The) 6.259% 5/1/2027	738	746
Boeing Co. (The) 3.25% 2/1/2028	8,925	8,746
Boeing Co. (The) 6.298% 5/1/2029	2,852	2,947
Boeing Co. (The) 5.15% 5/1/2030	3,959	3,972
Boeing Co. (The) 6.388% 5/1/2031	11,349	11,917
Boeing Co. (The) 6.528% 5/1/2034	1,400	1,495
Canadian National Railway Co. 4.35% 5/12/2029	5,000	4,945
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,732
Canadian Pacific Railway Co. 4.00% 3/15/2029	13,500	13,247
Canadian Pacific Railway Co. 4.80% 3/30/2030	16,033	15,964
Canadian Pacific Railway Co. 2.45% 12/2/2031	2,000	1,760

Intermediate Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Canadian Pacific Railway Co. 5.20% 3/30/2035	USD3,300	$3,277
Caterpillar Financial Services Corp. 4.30% 5/15/2029	3,500	3,467
Caterpillar Financial Services Corp. 4.50% 5/15/2031	4,778	4,698
Eaton Corp. 3.95% 3/6/2029	3,250	3,190
Eaton Corp. 4.20% 3/6/2031	8,440	8,173
Eaton Corp. 4.50% 3/6/2033	6,176	5,951
GE Vernova, Inc. 4.25% 2/4/2031	6,995	6,815
Honeywell Aerospace, Inc. 4.30% 3/16/2031	25,796	25,084
Honeywell Aerospace, Inc. 4.60% 3/16/2033	18,850	18,232
Honeywell Aerospace, Inc. 4.95% 3/16/2036	2,751	2,644
Hubbell, Inc. 4.65% 6/15/2031	8,239	8,105
Hubbell, Inc. 4.90% 6/15/2033	6,696	6,523
L3Harris Technologies, Inc. 5.40% 1/15/2027	5,555	5,575
L3Harris Technologies, Inc. 5.40% 7/31/2033	5,839	5,863
Lockheed Martin Corp. 4.45% 5/15/2028	6,653	6,645
Masco Corp. 1.50% 2/15/2028	3,968	3,795
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,314
Norfolk Southern Corp. 4.45% 3/1/2033	2,718	2,623
Norfolk Southern Corp. 5.10% 5/1/2035	6,728	6,626
Northrop Grumman Corp. 4.70% 3/15/2033	8,697	8,480
Republic Services, Inc. 4.75% 7/15/2031	5,000	4,956
RTX Corp. 5.75% 11/8/2026	4,445	4,452
RTX Corp. 1.90% 9/1/2031	2,500	2,163
Siemens Funding BV 4.90% 5/28/2032 (g)	3,000	2,996
Siemens Funding BV 5.20% 5/28/2035 (g)	6,000	5,973
Sumisho Air Lease Corp. 4.50% 3/24/2029 (g)	2,010	1,985
Sumisho Air Lease Corp. 4.85% 3/24/2031 (g)	17,000	16,642
Tyco Electronics Group SA 4.50% 2/9/2031	5,000	4,907
Union Pacific Corp. 5.10% 2/20/2035	5,000	4,973
Waste Connections, Inc. 4.80% 7/15/2036	1,662	1,582
		274,893

Energy 0.82%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,661
Cheniere Energy Partners, LP 5.35% 11/30/2036 (g)	2,269	2,208
Chevron Corp. 1.995% 5/11/2027	3,800	3,744
Chevron USA, Inc. 4.687% 4/15/2030	11,943	11,939
ConocoPhillips Co. 4.70% 1/15/2030	8,335	8,303
ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,383
Energy Transfer, LP 6.10% 12/1/2028	7,310	7,506
Enterprise Products Operating, LLC 4.30% 6/20/2028	1,500	1,494
Enterprise Products Operating, LLC 4.60% 1/15/2031	6,299	6,212
Enterprise Products Operating, LLC 5.20% 1/15/2036	991	973
EOG Resources, Inc. 4.40% 7/15/2028	3,072	3,061
Exxon Mobil Corp. 2.61% 10/15/2030	5,280	4,868
Green Palm Bidco SARL 5.957% 6/30/2041 (g)	4,677	4,585
MPLX, LP 4.80% 2/15/2031	2,000	1,970
MPLX, LP 5.40% 9/15/2035	2,058	2,017
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,141
ONEOK, Inc. 5.55% 11/1/2026	3,170	3,174
Petroleos Mexicanos 6.50% 3/13/2027	3,872	3,900
Petroleos Mexicanos 6.84% 1/23/2030	14,000	14,408
Saudi Arabian Oil Co. 4.00% 2/2/2029 (g)	3,893	3,816
Saudi Arabian Oil Co. 4.375% 2/2/2031 (g)	32,655	31,624
Saudi Arabian Oil Co. 5.25% 7/17/2034 (g)	695	688
Saudi Arabian Oil Co. 5.00% 2/2/2036 (g)	3,492	3,362
Schlumberger Investment SA 4.55% 5/7/2031	6,654	6,528
Schlumberger Investment SA 4.80% 5/7/2033	10,429	10,211
Schlumberger Investment SA 5.15% 5/7/2036	7,628	7,468
Shell Finance US, Inc. 4.125% 11/6/2030	5,725	5,581
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	4,813	4,791
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	49,775	48,454
TotalEnergies Capital USA, LLC 4.569% 1/13/2033	10,000	9,674
		235,744

36	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.47%
Anglo American Capital PLC 5.25% 3/19/2036 (g)	USD3,000	$2,900
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,451	4,505
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (g)	2,713	2,691
Dow Chemical Co. (The) 4.80% 1/15/2031	8,500	8,341
Dow Chemical Co. (The) 5.35% 3/15/2035	1,173	1,144
Dow Chemical Co. (The) 5.65% 3/15/2036	875	859
Dow Chemical Co. (The) 4.375% 11/15/2042	191	152
Dow Chemical Co. (The) 4.625% 10/1/2044	66	53
Ecolab, Inc. 4.80% 6/15/2031	2,500	2,481
Ecolab, Inc. 5.15% 6/15/2033	34,445	34,296
Ecolab, Inc. 5.00% 9/1/2035	4,086	3,989
Ecolab, Inc. 5.35% 6/15/2036	2,482	2,465
LYB International Finance III, LLC 2.25% 10/1/2030	1,137	1,015
LYB International Finance III, LLC 5.125% 1/15/2031	2,399	2,381
LYB International Finance III, LLC 5.50% 3/1/2034	101	100
LYB International Finance III, LLC 6.15% 5/15/2035	541	551
LYB International Finance III, LLC 5.875% 1/15/2036	3,336	3,312
LYB International Finance III, LLC 3.375% 10/1/2040	116	84
Martin Marietta Materials, Inc. 4.85% 8/15/2029	3,000	3,001
Martin Marietta Materials, Inc. 5.20% 1/30/2032	18,000	18,008
Martin Marietta Materials, Inc. 5.40% 1/30/2034	2,000	2,000
PPG Industries, Inc. 4.375% 3/15/2031	9,545	9,293
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,250	10,258
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,710	1,699
Sherwin-Williams Co. 4.30% 8/15/2028	3,000	2,974
Sherwin-Williams Co. 4.50% 8/15/2030	7,000	6,882
Sherwin-Williams Co. 5.15% 8/15/2035	1,183	1,161
Vale Overseas, Ltd. 3.75% 7/8/2030	2,186	2,079
Vylor, Inc. 5.125% 8/15/2031 (g)	4,883	4,870
Vylor, Inc. 5.625% 8/15/2036 (g)	568	568
		134,112

Real estate 0.47%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,180	2,025
American Tower Corp. 1.45% 9/15/2026	3,230	3,226
Boston Properties, LP 6.50% 1/15/2034	6,690	6,973
Crown Castle, Inc. 5.00% 1/11/2028	7,188	7,211
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	7,843	7,845
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,517	3,459
Prologis, LP 4.875% 6/15/2028	8,866	8,914
Prologis, LP 5.00% 1/31/2035	5,105	4,963
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.306% 4/16/2027 (f)	11,510	11,535
Public Storage Operating Co. 1.85% 5/1/2028	2,540	2,431
Public Storage Operating Co. 1.95% 11/9/2028	2,901	2,737
Public Storage Operating Co. 4.70% 2/1/2032	19,640	19,294
SBA Communications Corp. 4.875% 1/15/2030	10,000	9,918
Simon Property Group, LP 4.375% 10/1/2030	14,820	14,538
Simon Property Group, LP 4.30% 1/15/2031	2,000	1,944
Simon Property Group, LP 5.125% 10/1/2035	5,296	5,172
Sun Communities Operating, LP 2.30% 11/1/2028	4,003	3,795
VICI Properties, LP 5.40% 10/15/2031	16,097	15,984
VICI Properties, LP 5.75% 10/15/2036	2,051	1,995
		133,959
Total corporate bonds and notes		5,940,110
Asset-backed obligations 17.27%
Other asset-backed securities 7.82%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (e)(g)	453	455
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (e)(g)	382	384
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(g)	216	217
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (e)(g)	542	543
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (e)(g)	950	953
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (e)(g)	1,146	1,150
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (e)(g)	12,804	12,838

Intermediate Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (e)(g)	USD3,424	$3,434
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (e)(g)	2,629	2,635
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (e)(g)	2,708	2,712
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (e)(g)	2,561	2,567
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (e)(g)	2,496	2,504
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (e)(g)	12,612	12,553
Affirm Master Trust, Series 2026-3A, Class A, 4.78% 8/15/2034 (e)(g)	14,344	14,342
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (e)(g)	17,607	17,489
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (e)(g)	992	987
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (e)(g)	3,994	3,975
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (e)(g)	21,202	21,066
Affirm Master Trust, Series 2026-2A, Class B, 5.07% 4/16/2035 (e)(g)	1,233	1,233
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (e)(g)	29,555	29,466
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class B, 6.688% 6/15/2056 (e)(g)	475	475
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (e)(g)	10,114	10,121
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (e)(g)	883	883
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (e)(g)	35,652	35,096
Amur Equipment Finance Receivables XVI, LLC, Series 2026-1A, Class A2, 4.73% 11/21/2033 (e)(g)	2,168	2,169
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (e)(g)	20,435	20,331
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (e)(g)	2,120	2,082
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (e)(g)	353	346
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(g)	6,831	6,786
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (e)(g)	25,225	24,641
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(g)	8,794	8,686
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(g)	6,089	6,089
Apollo Aviation Securitization Equity Trust, Series 2026-1A, Class A1, 5.646% 7/16/2051 (e)(g)	19,057	18,965
Auxilior Term Funding, LLC, Series 2026-1A, Class A1, 4.099% 7/15/2027 (e)(g)	3,179	3,180
Auxilior Term Funding, LLC, Series 2026-1A, Class A2, 4.64% 2/15/2029 (e)(g)	3,950	3,953
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (e)(g)	2,740	2,762
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (e)(g)	1,197	1,207
Auxilior Term Funding, LLC, Series 2026-1A, Class A3, 4.99% 8/15/2036 (e)(g)	6,810	6,806
Auxilior Term Funding, LLC, Series 2026-1A, Class B, 5.34% 8/15/2036 (e)(g)	475	475
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (e)(g)	261	261
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(g)	2,896	2,912
AXIS Equipment Finance Receivables, LLC, Series 2024-2A, Class B, 5.20% 7/21/2031 (e)(g)	4,484	4,501
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (e)(g)	711	656
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(g)	533	534
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (e)(g)	3,345	3,360
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (e)(g)	1,083	1,077
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (e)(g)	9,247	8,891
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(g)	8,685	8,729
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (e)(g)	14,377	14,319
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (e)(g)	10,044	9,448
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(g)	11,376	11,399
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (e)(g)	30,607	30,107
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (e)(g)	42,466	41,894
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (e)(g)	2,521	2,522
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032 (e)(g)	406	408
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (e)(g)	3,850	3,839
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (e)(g)	17,760	17,701
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (e)(g)	3,942	3,904
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(g)	47,642	36,463
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(g)	6,726	5,433
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(g)	41,979	31,680
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(g)	42,267	42,197
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (e)(g)	11,040	10,841
Cherry Securitization Trust, Series 2025-1, Class A, 6.13% 11/15/2032 (e)(g)	4,213	4,251
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (e)(g)	9,623	9,608
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(g)	407	408
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (e)(g)	2,313	2,305
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (e)(g)	17,853	17,837
Clarus Capital Funding, LLC, Series 2026-1A, Class B, 5.01% 11/20/2034 (e)(g)	3,052	3,044
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (e)(g)	807	789
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (e)(g)	1,937	1,811
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (e)(g)	5,953	5,592
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (e)(g)	3,954	3,695

38	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (e)(g)	USD2,132	$1,963
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (e)(g)	2,716	2,480
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (e)	5,954	5,988
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (e)(g)	2,580	2,595
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (e)(g)	12,615	12,618
Compass Datacenters Issuer III, LLC, Series 2026-2A, Class A21, 5.715% 7/25/2056 (e)(g)	32,100	32,130
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (e)(g)	5,601	5,487
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (e)(g)	5,917	5,939
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (e)(g)	1,127	1,132
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (e)	1,011	1,015
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (e)(g)	17,851	17,685
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (e)(g)	3,390	3,399
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (e)(g)	4,149	4,155
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (e)(g)	1,025	1,026
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (e)(g)	2,914	2,911
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (e)(g)	20	20
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (e)(g)	14,595	14,607
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (e)(g)	6,884	6,834
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (e)(g)	1,901	1,915
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (e)(g)	6,163	6,131
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (e)(g)	8,505	8,491
DLLMT, LLC, Series 2026-1A, Class A3, 4.20% 12/20/2029 (e)(g)	14,884	14,772
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (e)(g)	4,000	4,008
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (e)(g)	1,231	1,159
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (e)(g)	9,056	9,048
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(g)	1,065	1,069
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (e)(g)	3,218	3,171
Ezee Fiber Funding, LLC, Series 2026-1A, Class A2, 5.986% 8/20/2056 (e)(g)	13,590	13,588
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (e)(g)	15,246	15,207
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (e)(g)	588	585
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(g)	5,456	5,147
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (e)(g)	748	706
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(g)	6,201	5,637
GGAM Master Trust International, Ltd., Series 2026-1A, Class A, 5.861% 9/30/2060 (e)(g)	1,913	1,896
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (e)(g)	21,594	21,439
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (e)(g)	10,437	10,380
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(g)	2,375	2,309
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(g)	11,979	11,463
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (e)(g)	7,645	7,352
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (e)(g)	25,193	23,429
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (e)(g)	13,408	12,609
Gordon Brothers Equipment Finance, LLC, Series 2026-1A, Class A2, 5.15% 6/20/2034 (e)(g)	18,194	18,193
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (e)(g)	2,972	2,974
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (e)(g)	39,407	39,389
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (e)(g)	1,500	1,506
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (e)(g)	7,355	7,370
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (e)(g)	3,945	3,919
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (e)(g)	2,109	2,075
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A4, 4.96% 5/16/2033 (e)(g)	1,060	1,066
HALO AirFinance DAC Series 2026-1A, Class A, 5.39% 8/20/2041 (e)(g)	6,877	6,872
HALO AirFinance DAC Series 2026-1A, Class B, 5.73% 8/20/2041 (e)(g)	336	336
HALO AirFinance DAC, Series 2026-1A, Class C, 6.36% 8/20/2041 (e)(g)	332	332
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(g)	3,096	3,063
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (e)(g)	453	455
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (e)(g)	1,982	1,983
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (e)(g)	6,513	6,480
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (e)(g)	1,196	1,195
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (e)(g)	1,224	1,214
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (e)	5,440	5,460
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (e)	10,908	10,970
Kapitus Asset Securitization, LLC, Series 2026-1A, Class A, 5.36% 5/10/2033 (e)(g)	2,013	1,991
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (e)(g)	29,380	29,253
Kubota Credit Owner Trust, Series 2026-2A, Class A3, 4.61% 9/16/2030 (e)(g)	6,935	6,933
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (e)(g)	609	609
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (e)(g)	25,159	24,964
M&T Equipment Notes, Series 2026-1A, Class A2, 4.56% 3/19/2029 (e)(g)	6,545	6,547

Intermediate Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
M&T Equipment Notes, Series 2026-1A, Class A3, 4.80% 11/18/2030 (e)(g)	USD7,370	$7,368
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (e)(g)	12,721	12,746
MAPS Trust, Series 2026-1A, Class A, 5.201% 1/15/2051 (e)(g)	18,089	17,709
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (e)(g)	3,572	3,543
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(g)	6,768	6,780
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (e)(g)	19,324	19,235
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (e)(g)	39,434	38,585
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (e)(g)	19,829	19,784
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (e)(g)	1,248	1,251
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (e)(g)	7,992	7,603
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(g)	159,685	125,268
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(g)	4,073	4,085
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(g)	8,493	8,499
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (e)(g)	11,304	11,316
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (e)(g)	6,354	6,342
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(g)	2,592	2,585
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (e)(g)	923	914
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (e)(g)	4,052	4,056
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (e)(g)	36,397	35,369
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(g)	20,179	20,211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(g)	1,106	1,117
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(g)	4,743	4,731
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (e)(g)	370	370
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (e)(g)	4,220	4,220
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (e)(g)	515	516
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (e)(g)	6,579	6,537
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (e)(g)	3,232	3,217
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(g)	1,304	1,290
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (e)(g)	139	137
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (e)(g)	17,414	17,112
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (e)(g)	121	121
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (e)(g)	15,349	15,339
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (e)(g)	5,114	5,094
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (e)(g)	3,977	3,982
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (e)(g)	2,383	2,372
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (e)(g)	1,592	1,579
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (e)(g)	1,327	1,314
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (e)(g)	18,051	18,018
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (e)(g)	8,121	8,120
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (e)(g)	2,048	2,038
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (e)(g)	1,954	1,938
Pagaya AI Debt Selection Trust, Series 2026-5, Class A2, 5.338% 3/15/2034 (e)(g)	2,500	2,508
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (e)(g)	34,521	34,551
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (e)(g)	3,001	3,000
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (e)(g)	1,766	1,765
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (e)(g)	2,168	2,169
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(g)	349	349
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(g)	2,306	2,312
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (e)(g)	12,239	12,184
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(g)	3,919	3,929
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (e)(g)	2,857	2,883
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (e)(g)	2,728	2,752
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (e)(g)	301	301
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (e)(g)	3,250	3,247
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (e)(g)	5,100	5,122
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (e)(g)	10,607	10,505
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (e)(g)	15,425	15,462
PFS Financing Corp., Series 2026-D, Class A, 4.49% 5/15/2031 (e)(g)	1,008	1,003
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (e)	6,267	6,205
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (e)	3,145	2,954
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(g)	4,322	4,270
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(g)	5,406	5,302
PK ALIFT Loan Funding 9, LP, Series 2026-2, Class A, 5.217% 2/15/2044 (e)(g)	14,939	14,877
PK ALIFT Loan Funding 9, LP, Series 2026-2, Class D, 6.285% 2/15/2044 (e)(g)	3,073	3,054
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.339% 9/15/2039 (e)(f)(g)	504	509

40	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (e)(g)	USD1,744	$1,764
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(g)	2,791	2,786
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (e)(g)	2,190	2,196
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (e)(g)	725	728
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (e)(g)	6,575	6,559
QTS Issue ABS II, LLC, Series 2026-3A, Class A2, 6.156% 1/5/2056 (e)(g)	1,750	1,684
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (e)(g)	3,283	3,308
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (e)(g)	5,007	5,017
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (e)(g)	8,476	8,430
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (e)(g)	1,717	1,694
Reach Financial, LLC, Series 2026-2A, Class B, 4.81% 2/15/2035 (e)(g)	3,920	3,911
Reach Financial, LLC, Series 2026-2A, Class C, 5.35% 2/15/2035 (e)(g)	2,200	2,191
Reach Financial, LLC, Series 2026-2A, Class D, 5.67% 2/15/2035 (e)(g)	755	743
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (e)(g)	23,396	22,999
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (e)(g)	9,559	9,622
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (e)(g)	3,390	3,416
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (e)(g)	1,625	1,646
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (e)(g)	52	52
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(g)	10,356	10,414
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (e)(g)	4,552	4,570
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (e)(g)	1,242	1,244
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (e)(g)	100	98
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (e)(g)	276	269
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (e)(g)	5,164	5,099
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (e)(g)	22,219	21,998
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (e)(g)	4,818	4,593
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (e)(g)	1,822	1,789
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (e)(g)	886	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(g)	787	775
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (e)(g)	271	266
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (e)(g)	20,900	20,533
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (e)(g)	968	940
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (e)(g)	2,048	1,957
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (e)(g)	2,126	2,137
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (e)(g)	1,474	1,481
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (e)(g)	958	958
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (e)(g)	5,478	5,375
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (e)(g)	6,500	6,229
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (e)(g)	2,617	2,523
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (e)(g)	8,333	7,808
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (e)(g)	3,777	3,626
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (e)(g)	6,094	5,735
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (e)(g)	21,944	20,511
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (e)(g)	1,137	1,032
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (e)(g)	14,087	14,012
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (e)(g)	8,200	7,842
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (e)(g)	6,605	6,396
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (e)(g)	22,480	21,121
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (e)(g)	2,612	2,491
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (e)(g)	6,672	6,149
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (e)(g)	8,826	8,582
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(g)	3,014	3,020
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(g)	5,937	5,866
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (e)(g)	17,104	17,085
U.S. Bank NA, Series 2026-X0V1, Class B, 6.072% 9/25/2033 (e)(g)	1,540	1,542
U.S. Bank NA, Series 2026-X0V1, Class C, 6.802% 9/25/2033 (e)(g)	1,460	1,462
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959% 12/25/2046 (e)(g)	7,168	7,058
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (e)(g)	1,061	1,047
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (e)(g)	4,010	4,012
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (e)(g)	1,675	1,677
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (e)(g)	819	815
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (e)(g)	624	616
Upgrade Master Pass-Thru Trust, Series 2026-ST4, Class A, 4.541% 10/15/2035 (e)(g)	7,050	7,064
Upgrade Master Pass-Thru Trust, Series 2026-ST4, Class B, 5.457% 10/15/2035 (e)(g)	5,515	5,517
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (e)(g)	8,054	8,082
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (e)(g)	807	808

Intermediate Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (e)(g)	USD1,757	$1,749
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (e)(g)	5,248	5,254
Upstart Securitization Trust, Series 2026-2, Class B, 5.08% 5/20/2036 (e)(g)	4,615	4,606
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (e)(g)	15,757	15,356
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(g)	2,099	2,120
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (e)(g)	15,582	15,578
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (e)(i)	6,073	6,092
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (e)	20,000	20,169
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (e)	9,686	9,676
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (e)(i)	8,619	8,580
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (e)(i)	23,167	23,016
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (e)(g)	13,818	13,884
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (e)	8,301	8,212
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (e)(g)	5,212	5,236
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (e)(g)	4,587	4,644
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (e)(g)	5,649	5,651
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (e)(g)(i)	7,180	7,039
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (e)(g)	2,078	2,080
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(g)	1,953	1,957
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (e)(g)	718	718
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (e)(g)	4,321	4,315
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (e)(g)	536	530
Zayo Issuer, LLC, Series 2026-1A, Class A2, 5.546% 4/20/2056 (e)(g)	22,025	21,794
		2,243,350

Auto loan 5.98%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (e)	4,907	4,903
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (e)	11,480	11,384
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (e)(g)	56	56
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (e)(g)	16,186	16,198
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (e)(g)	1,390	1,392
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (e)(g)	376	376
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (e)(g)	10,000	10,004
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (e)(g)	663	663
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (e)(g)	435	433
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (e)(g)	2,585	2,583
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (e)(g)	2,489	2,507
American Credit Acceptance Receivables Trust, Series 2026-3, Class A, 4.60% 6/10/2030 (e)(g)	21,610	21,623
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (e)(g)	2,000	1,991
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (e)(g)	17,597	17,591
American Credit Acceptance Receivables Trust, Series 2026-3, Class B, 4.83% 3/10/2031 (e)(g)	396	396
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 4/14/2031 (e)(g)	3,517	3,531
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (e)(g)	908	910
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (e)(g)	1,000	1,005
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (e)(g)	3,242	3,239
American Credit Acceptance Receivables Trust, Series 2026-2, Class C, 4.85% 5/10/2032 (e)(g)	5,780	5,749
American Credit Acceptance Receivables Trust, Series 2026-1, Class C, 4.55% 1/12/2033 (e)(g)	1,000	993
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (e)	3,609	3,622
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (e)(g)	1,658	1,660
Arivo Acceptance Auto Loan Receivables Trust, Series 2026-1A, Class A2, 4.96% 8/15/2030 (e)(g)	4,195	4,195
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (e)(g)	932	932
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (e)(g)	897	886
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (e)(g)	5,613	5,607
AutoNation Finance Trust, Series 2026-N1A, Series A2, 4.48% 2/15/2029 (e)(g)	6,876	6,872
AutoNation Finance Trust, Series 2026-1A, Class A3, 4.03% 8/12/2030 (e)(g)	6,343	6,299
AutoNation Finance Trust, Series 2026-N1A, Class A3, 4.63% 12/16/2030 (e)(g)	3,857	3,847
AutoNation Finance Trust, Series 2026-N1A, Class B, 4.87% 5/17/2032 (e)(g)	216	215
AutoNation Finance Trust, Series 2026-N1A, Series D, 5.47% 1/17/2034 (e)(g)	2,771	2,770
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-2A, Class A, 1.66% 2/20/2028 (e)(g)	10,989	10,914
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (e)(g)	37,394	37,612
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (e)(g)	2,000	2,021
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (e)(g)	18,941	19,081
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (e)(g)	13,000	13,130
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (e)(g)	1,254	1,253
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(g)	18,450	18,799

42	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (e)(g)	USD7,840	$8,016
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (e)(g)	5,598	5,652
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (e)(g)	9,767	9,590
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (e)(g)	5,839	5,847
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (e)(g)	5,274	5,127
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class B, 5.00% 8/20/2032 (e)(g)	936	910
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (e)(g)	847	828
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (e)	8,110	8,112
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (e)	4,648	4,648
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (e)	254	254
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (e)	570	570
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (e)	3,450	3,463
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (e)	13,000	12,983
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (e)	2,892	2,922
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (e)	8,225	8,202
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (e)	7,630	7,606
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (e)	2,471	2,458
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (e)	2,998	2,990
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (e)	115	114
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (e)	380	378
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class C, 4.88% 2/17/2032 (e)	1,635	1,627
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (e)	1,001	1,004
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029 (e)	8,980	9,033
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (e)	6,273	6,298
CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04% 3/17/2031 (e)	9,394	9,317
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03% 12/17/2029 (e)	1,534	1,530
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (e)	1,993	2,012
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (e)	3,022	3,062
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (e)	4,974	4,948
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (e)	7,999	7,905
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (e)(g)	206	206
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (e)	29	29
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (e)	1,834	1,813
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (e)	310	311
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (e)(g)	1,900	1,896
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (e)(g)	1,942	1,934
Carvana Auto Receivables Trust, Series 2026-P3, Class A3, 4.76% 8/11/2031 (e)	6,410	6,400
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (e)(g)	2,602	2,613
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (e)(g)	4,758	4,789
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (e)(g)	3,724	3,737
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (e)(g)	4,893	4,918
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (e)(g)	3,470	3,453
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (e)(g)	454	455
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (e)(g)	6,122	6,155
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(g)	— (a)	— (a)
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (e)(g)	2,379	2,380
CPS Auto Receivables Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (e)(g)	12,329	12,332
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (e)(g)	8,357	8,371
CPS Auto Receivables Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (e)(g)	1,015	1,014
CPS Auto Receivables Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (e)(g)	2,196	2,189
CPS Auto Receivables Trust, Series 2026-C, Class A, 4.52% 4/15/2030 (e)(g)	10,019	10,006
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (e)(g)	713	716
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (e)(g)	238	241
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (e)(g)	16,462	16,429
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (e)(g)	3,026	2,984
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (e)(g)	97	96
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (e)(g)	4,144	4,109
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (e)(g)	264	262
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (e)	377	377
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (e)	1,748	1,750
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (e)	3,874	3,878
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (e)	7,615	7,680
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (e)	4,359	4,368
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (e)	1,640	1,639
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (e)	3,041	3,017
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (e)	7,687	7,697

Intermediate Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (e)	USD3,614	$3,623
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (e)	647	650
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (e)	2,003	2,011
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (e)	4,667	4,628
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(g)	1,757	1,759
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (e)(g)	27,818	27,772
Enterprise Fleet Financing, LLC, Series 2025-4, Class A3, 4.11% 12/20/2029 (e)(g)	30,000	29,685
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (e)(g)	2,281	2,297
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (e)	7,053	7,051
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (e)	1,501	1,507
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (e)	1,112	1,119
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (e)	4,618	4,629
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (e)	13,620	13,631
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (e)	8,269	8,266
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (e)	2,107	2,114
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (e)	7,450	7,528
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (e)	12,108	12,066
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.45% 5/15/2030 (e)	1,520	1,519
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (e)	3,899	3,915
Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84% 6/17/2030 (e)	5,363	5,425
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (e)	1,820	1,811
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (e)	342	339
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66% 1/15/2031 (e)	970	967
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (e)	2,233	2,248
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (e)	800	803
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (e)	2,237	2,244
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (e)	3,686	3,667
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (e)	3,692	3,677
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (e)	1,773	1,761
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (e)	8,708	8,709
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (e)	2,505	2,504
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (e)	3,027	3,031
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (e)	1,416	1,428
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (e)	841	831
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (e)	1,500	1,495
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (e)	1,500	1,497
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (e)(g)	1,171	1,172
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (e)(g)	8,834	8,789
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (e)(g)	3,378	3,334
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (e)	4,417	4,374
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(g)	11,253	11,294
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(g)	38,713	39,144
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (e)(g)(i)	17,318	16,910
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class A1, 5.29% 4/15/2029 (e)(g)	41,667	41,919
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (e)(g)	29,040	28,994
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (e)	6,232	6,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (e)	43,916	43,415
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (e)	6,583	6,543
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (e)(g)	11,343	11,361
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (e)(g)	3,182	3,184
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (e)(g)	4,141	4,144
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (e)(g)	10,011	10,023
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (e)(g)	2,188	2,193
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (e)(g)	3,426	3,429
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (e)(g)	1,028	1,028
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (e)(g)	184	184
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (e)(g)	529	536
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (e)(g)	7,388	7,384
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (e)(g)	3,314	3,326
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (e)(g)	4,023	4,016
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (e)(g)	4,691	4,713
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (e)(g)	2,531	2,563
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (e)(g)	3,702	3,699
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (e)(g)	8,098	8,082
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (e)(g)	1,110	1,101
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (e)(g)	11,078	11,045

44	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (e)(g)	USD3,664	$3,623
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (e)(g)	1,179	1,168
GLS Auto Select Receivables Issuer Trust, Series 2026-3A, Class A2, 4.69% 10/15/2032 (e)(g)	1,025	1,025
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(g)	1,101	1,101
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (e)(g)	6,108	6,117
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (e)(g)	3,667	3,663
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (e)(g)	236	235
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (e)(g)	238	237
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (e)(g)	9,794	9,755
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (e)(g)	520	522
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (e)(g)	268	268
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (e)(g)	679	686
GLS Auto Select Receivables Trust, Series 2026-2A, Class B, 4.79% 6/15/2032 (e)(g)	1,335	1,327
GLS Auto Select Receivables Trust, Series 2026-2A, Class C, 5.21% 6/15/2032 (e)(g)	2,810	2,803
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(g)	3,487	3,543
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (e)(g)	13,906	14,220
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (e)(g)	2,035	2,022
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (e)	2,163	2,168
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (e)	3,743	3,763
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A4, 4.22% 2/17/2032 (e)	1,915	1,890
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (e)	800	790
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class C, 4.64% 11/16/2033 (e)	1,330	1,314
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (e)(g)	2,850	2,859
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (e)(g)	14,882	14,951
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (e)(g)	4,875	4,945
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (e)(g)	2,843	2,815
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class B, 5.67% 11/25/2030 (e)(g)	1,661	1,643
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (e)(g)	2,019	1,991
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (e)(g)	557	548
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class B, 6.08% 11/25/2032 (e)(g)	2,558	2,513
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (e)(g)	1,905	1,856
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(g)	24,876	24,727
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(g)	5,187	5,155
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(g)	3,228	3,205
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (e)(g)	4,785	4,801
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(g)	9,390	9,437
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(g)	6,761	6,714
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (e)(g)	1,083	1,076
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (e)(g)	1,204	1,187
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (e)(g)	5,897	5,864
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (e)(g)	1,583	1,569
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (e)(g)	4,641	4,574
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (e)(g)	5,368	5,288
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (e)(g)	643	622
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (e)(g)	1,398	1,360
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (e)(g)	22,897	22,653
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (e)(g)	1,320	1,303
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (e)(g)	297	289
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (e)(g)	913	863
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (e)	636	638
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (e)(g)	2,139	2,144
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (e)(g)	11,559	11,539
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (e)(g)	8,685	8,622
Huntington National Bank (The), Series 2025-2, Class B2, (30-day Average USD-SOFR + 1.20%) 4.839% 9/20/2033 (e)(f)(g)	3,151	3,164
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (e)(g)	20,320	20,158
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A2A, 3.85% 5/15/2028 (e)(g)	1,168	1,165
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97% 12/15/2028 (e)(g)	8,517	8,459
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (e)	2,626	2,636
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (e)(g)	28,278	27,901
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (e)(g)	173	173
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (e)(g)	1,910	1,913
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (e)(g)	1,126	1,127
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (e)(g)	3,507	3,524
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(g)	1,043	1,044
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (e)(g)	918	916

Intermediate Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (e)(g)	USD1,350	$1,364
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (e)(g)	3,124	3,138
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (e)(g)	3,385	3,389
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (e)(g)	548	549
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (e)(g)	197	197
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (e)(g)	434	435
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (e)(g)	283	285
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (e)(g)	832	842
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (e)(g)	259	263
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (e)(g)	179	179
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (e)(g)	1,642	1,633
LAD Select Auto Receivables Trust, Series 2026-A, Class A2, 4.59% 4/16/2029 (e)(g)	10,351	10,354
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (e)(g)	2,319	2,318
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (e)	3,727	3,736
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (e)	6,080	6,096
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (e)	7,429	7,461
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49% 12/14/2033 (e)(g)	2,075	2,048
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (e)(g)	1,683	1,683
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (e)(g)	2,012	2,000
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (e)(g)	2,533	2,535
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (e)(g)	2,950	2,951
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (e)(g)	1,712	1,716
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (e)(g)	5,905	5,913
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (e)(g)	3,618	3,617
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (e)(g)	9,524	9,476
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (e)(g)	5,878	5,810
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (e)(g)	11,307	11,238
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (e)(g)	1,000	996
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (e)(g)	2,207	2,198
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (e)(g)	2,473	2,443
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (e)(g)	2,473	2,424
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (e)(g)	6,779	6,754
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class B, 5.817% 2/26/2035 (e)(g)	4,553	4,515
Research-Driven Pagaya Motor Asset Trust I, Series 2026-3A, Class A2, 4.853% 3/26/2035 (e)(g)	1,890	1,889
Research-Driven Pagaya Motor Asset Trust I, Series 2026-3A, Class B, 6.761% 3/26/2035 (e)(g)	1,000	997
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.11% 6/15/2032 (e)(g)	3,333	3,355
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (e)	520	520
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (e)	1,360	1,361
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (e)	956	956
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (e)	1,052	1,053
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (e)	680	679
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (e)	9,083	9,119
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (e)	3,433	3,446
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (e)	1,325	1,332
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (e)	32,249	32,174
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (e)	6,742	6,761
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (e)	800	808
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (e)	2,993	2,971
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (e)	1,479	1,468
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (e)(g)	302	302
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (e)(g)	906	907
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030 (e)(g)	1,247	1,252
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(g)	1,785	1,770
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(g)	1,127	1,116
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(g)	250	248
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (e)(g)	1,148	1,150
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (e)(g)	4,131	4,155
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (e)(g)	6,251	6,257
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (e)(g)	6,840	6,846
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (e)(g)	2,508	2,513
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (e)(g)	3,698	3,692
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (e)(g)	9,082	9,019
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (e)	192	192
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (e)	1,798	1,802
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (e)	4,495	4,508
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (e)	5,269	5,288

46	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (e)(g)(j)(k)	USD13,767	$7,985
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (e)(g)	23,983	23,913
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (e)(g)	32,436	32,379
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (e)(g)	1,762	1,763
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (e)(g)	1,843	1,843
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (e)(g)	7	7
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (e)(g)	6,119	6,092
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (e)(g)	1,631	1,616
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (e)(g)	3,775	3,777
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (e)(g)	18	18
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (e)(g)	9,034	9,029
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (e)(g)	488	490
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (e)(g)	2,809	2,804
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (e)(g)	3,748	3,764
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (e)(g)	1,287	1,305
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (e)(g)	10,908	10,892
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (e)(g)	21,937	21,838
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (e)(g)	4,815	4,775
Westlake Automobile Receivables Trust, Series 2026-2A, Class A3, 4.35% 4/15/2030 (e)(g)	883	879
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (e)(g)	1,754	1,765
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (e)(g)	1,139	1,151
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (e)(g)	448	445
Westlake Automobile Receivables Trust, Series 2026-P1, Class C, 4.38% 8/15/2031 (e)(g)	2,000	1,969
Westlake Automobile Receivables Trust, Series 2026-2A, Class C, 4.89% 3/15/2032 (e)(g)	2,972	2,970
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.25% 3/15/2032 (e)(g)	5,113	5,075
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (e)(g)	32,217	32,055
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (e)(g)	4,006	3,983
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (e)(g)	6,167	6,151
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(g)	8,385	8,415
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(g)	3,873	3,886
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (e)	1,920	1,924
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (e)	1,746	1,745
		1,716,569

Collateralized loan obligations 1.90%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.773% 4/15/2035 (e)(f)(g)	2,385	2,388
Allegro CLO, Ltd., Series 2020-1AR, Class A1R2, (3-month USD CME Term SOFR + 1.24%) 4.969% 7/21/2037 (e)(f)(g)	16,000	16,026
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.579% 10/20/2034 (e)(f)(g)	526	527
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 1/20/2033 (e)(f)(g)	3,710	3,716
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.865% 10/24/2036 (e)(f)(g)	26,667	26,678
Ares LIII CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.325% 10/24/2036 (e)(f)(g)	1,577	1,578
Ares LIII CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.575% 10/24/2036 (e)(f)(g)	4,005	4,013
Ares LIII CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.225% 10/24/2036 (e)(f)(g)	1,904	1,904
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.88% 1/25/2034 (e)(f)(g)	5,670	5,677
Ares LXV CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.66% 7/25/2034 (e)(f)(g)	4,000	4,006
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.629% 1/20/2034 (e)(f)(g)	3,234	3,244
Atlas Senior Loan Fund XVII, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 5.809% 10/20/2034 (e)(f)(g)	2,998	3,003
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.709% 4/19/2034 (e)(f)(g)	16,821	16,842
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2036 (e)(f)(g)	23,267	23,274
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.03%) 4.759% 4/20/2034 (e)(f)(g)	11,513	11,527
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.084% 10/21/2035 (e)(f)(g)	9,957	9,923

Intermediate Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.01% 11/21/2033 (e)(f)(g)	USD11,299	$11,307
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 4/19/2034 (e)(f)(g)	14,777	14,785
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.579% 4/19/2034 (e)(f)(g)	2,491	2,458
Canyon Capital CLO, Ltd., Series 2016-1AR, Class CR2, (3-month USD CME Term SOFR + 1.05%) 5.15% 7/15/2031 (e)(f)(g)	3,614	3,616
Canyon Capital CLO, Ltd., Series 2016-2A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.65% 10/15/2031 (e)(f)(g)	11,733	11,742
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.803% 4/15/2034 (e)(f)(g)	9,977	9,987
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.365% 4/15/2034 (e)(f)(g)	923	914
Canyon Capital CLO, Ltd., Series 2017-1A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2034 (e)(f)(g)	2,608	2,609
Canyon Capital CLO, Ltd., Series 2018-1A, Class AR1, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2034 (e)(f)(g)	7,074	7,083
Cedar Funding IV CLO, Ltd., Series 2014-4A, Class DR3, (3-month USD CME Term SOFR + 3.30%) 7.052% 1/23/2038 (e)(f)(g)	1,935	1,911
Cerberus Loan Funding 53, LLC, CLO, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.233% 1/15/2038 (e)(f)(g)	5,000	5,003
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.864% 1/21/2037 (e)(f)(g)	23,466	23,466
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.384% 1/21/2037 (e)(f)(g)	1,771	1,773
Crown City CLO, Series 2022-4A, Class BR2, (3-month USD CME Term SOFR + 1.95%) 5.679% 4/20/2037 (e)(f)(g)	2,188	2,190
Elevation CLO, Ltd., Series 2021-12A, Class C1R2, (3-month USD CME Term SOFR + 1.95%) 5.679% 4/20/2037 (e)(f)(g)	1,850	1,851
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.829% 4/20/2037 (e)(f)(g)	2,500	2,506
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.833% 7/15/2036 (e)(f)(g)	20,997	21,004
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 4.829% 10/20/2033 (e)(f)(g)	5,778	5,785
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.129% 10/20/2033 (e)(f)(g)	2,490	2,490
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.429% 10/20/2033 (e)(f)(g)	6,897	6,903
Fortress Credit BSL XIII, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.25%) 5.941% 7/20/2034 (e)(f)(g)	1,559	1,561
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.129% 10/18/2033 (e)(f)(g)	2,079	2,080
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.329% 10/18/2033 (e)(f)(g)	3,000	3,003
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.322% 4/23/2036 (e)(f)(g)	1,600	1,602
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.602% 4/23/2036 (e)(f)(g)	408	408
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.992% 1/23/2037 (e)(f)(g)	30,000	30,013
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.502% 1/23/2037 (e)(f)(g)	726	725
Galaxy 33 CLO, Ltd., Series 2024-33A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.779% 4/20/2037 (e)(f)(g)	717	721
Galaxy XXII CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.393% 4/16/2034 (e)(f)(g)	1,227	1,228
GCRED BSL CLO 1, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.779% 1/20/2034 (e)(f)(g)	12,220	12,215
GCRED BSL CLO 1, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.429% 1/20/2034 (e)(f)(g)	904	905
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.229% 1/20/2037 (e)(f)(g)	2,005	2,007
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.429% 1/20/2037 (e)(f)(g)	2,073	2,079

48	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.279% 1/20/2037 (e)(f)(g)	USD2,961	$2,970
Golub Capital Partners CLO 44M, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.299% 10/21/2038 (e)(f)(g)	3,500	3,503
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class CR2, (3-month USD CME Term SOFR + 1.75%) 5.56% 10/25/2034 (e)(f)(g)	1,583	1,585
Harvest US CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.303% 1/15/2037 (e)(f)(g)	2,500	2,507
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.503% 1/15/2037 (e)(f)(g)	1,483	1,478
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.783% 4/29/2034 (e)(f)(g)	5,338	5,326
Jamestown CLO XI, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.702% 7/14/2031 (e)(f)(g)	116	117
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.769% 10/20/2034 (e)(f)(g)	14,089	14,098
Kennedy Lewis CLO, Ltd., Series 7A, Class CRR (3-month USD CME Term SOFR + 2.00%) 5.733% 4/22/2037 (e)(f)(g)	1,120	1,124
Kennedy Lewis CLO, Ltd., Series 7A, Class D1RR (3-month USD CME Term SOFR + 3.85%) 7.583% 4/22/2037 (e)(f)(g)	2,000	1,986
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.003% 7/15/2036 (e)(f)(g)	4,618	4,623
Marble Point CLO XXII, Ltd., Series 2021-2A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.843% 7/25/2034 (e)(f)(g)	16,365	16,370
Marble Point CLO XXII, Ltd., Series 2021-2A, Class BR2, (3-month USD CME Term SOFR + 1.50%) 5.323% 7/25/2034 (e)(f)(g)	294	294
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.429% 4/20/2035 (e)(f)(g)	2,159	2,153
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.302% 7/23/2036 (e)(f)(g)	3,000	3,006
Ocean Trails CLO XI, Ltd., Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.829% 7/20/2034 (e)(f)(g)	3,000	2,881
Palmer Square CLO, Ltd., Series 2018-2AR, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.693% 4/16/2037 (e)(f)(g)	1,600	1,605
Palmer Square CLO, Ltd., Series 2018-1A, Class BR2 (3-month USD CME Term SOFR + 2.10%) 5.829% 4/18/2037 (e)(f)(g)	1,310	1,316
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.775% 7/24/2031 (e)(f)(g)	60	60
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.075% 7/24/2031 (e)(f)(g)	7,111	7,113
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.175% 7/24/2031 (e)(f)(g)	1,429	1,434
Palmer Square Loan Funding, Ltd., CLO, Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.607% 8/8/2032 (e)(f)(g)	300	299
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.573% 1/15/2033 (e)(f)(g)	2,785	2,786
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.703% 1/15/2033 (e)(f)(g)	1,500	1,502
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.429% 4/20/2035 (e)(f)(g)	2,500	2,505
PPM CLO 7, Ltd., Series 2024-7A, Class A1R, (3-month USD CME Term SOFR + 1.29%) 5.019% 7/20/2037 (e)(f)(g)	2,938	2,943
Signal Peak CLO, LLC, Series 2018-5A, Class CR2, (3-month USD CME Term SOFR + 1.95%) 5.76% 4/25/2037 (e)(f)(g)	2,000	2,009
Sixth Street CLO XVI, Ltd., Series 2018-11A, Class CR2, (3-month USD CME Term SOFR + 1.85%) 5.66% 4/25/2037 (e)(f)(g)	2,000	2,009
Sound Point CLO IV-R, LTD, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.141% 4/18/2031 (e)(f)(g)	41	41
Sound Point CLO XXIII, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.265% 7/15/2034 (e)(f)(g)	1,600	1,601
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.91% 4/20/2035 (e)(f)(g)	7,306	7,310
Sounds Point CLO IV-R, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.241% 4/18/2031 (e)(f)(g)	800	802
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.793% 4/15/2032 (e)(f)(g)	2,336	2,337
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.753% 4/15/2032 (e)(f)(g)	2,000	2,002
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.753% 7/15/2032 (e)(f)(g)	4,775	4,774

Intermediate Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Sycamore Tree CLO, Ltd., Series 2023-2A, Class BR2, (3-month USD CME Term SOFR + 1.65%) 5.379% 1/20/2037 (e)(f)(g)	USD1,000	$1,002
Sycamore Tree CLO, Ltd., Series 2023-2A, Class CR2, (3-month USD CME Term SOFR + 2.10%) 5.829% 1/20/2037 (e)(f)(g)	2,000	2,004
Symphony CLO 44, Ltd., Series 2024-44AR, Class A1R, (3-month USD CME Term SOFR + 1.20%) 4.941% 7/14/2037 (e)(f)(g)	21,000	21,016
Symphony CLO, Ltd., Series 2024-42A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.55% 4/17/2037 (e)(f)(g)	917	918
Symphony CLO, Ltd., Series 2023-30AR, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.329% 10/20/2037 (e)(f)(g)	4,100	4,104
TCW CLO AMR, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 6.502% 8/16/2034 (e)(f)(g)	1,000	1,004
TCW CLO AMR, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.672% 8/16/2034 (e)(f)(g)	1,500	1,479
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.803% 4/15/2034 (e)(f)(g)	12,526	12,541
Thompson Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.653% 4/15/2034 (e)(f)(g)	2,000	2,002
Thompson Park CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.70%) 6.453% 4/15/2034 (e)(f)(g)	2,000	1,925
Trimaran Cavu, Ltd., CLO, Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.61% 10/25/2034 (e)(f)(g)	2,098	2,102
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.717% 4/25/2033 (e)(f)(g)	7,242	7,249
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.36% 4/25/2033 (e)(f)(g)	1,318	1,319
Trinitas CLO XII, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.610% 4/25/2033 (e)(f)(g)	818	816
Trinitas CLO XVII, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.729% 10/20/2034 (e)(f)(g)	4,229	4,232
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.919% 1/20/2037 (e)(f)(g)	13,000	13,015
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.329% 4/20/2037 (e)(f)(g)	2,893	2,897
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.549% 4/20/2037 (e)(f)(g)	543	544
Vibrant CLO XII, Ltd., Series 2021-12A, Class A2RR, (3-month USD CME Term SOFR + 1.65%) 5.379% 4/20/2034 (e)(f)(g)	5,000	5,004
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 5.003% 7/15/2036 (e)(f)(g)	12,390	12,395
Vibrant CLO, Ltd., Series 2023-16A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.653% 7/15/2036 (e)(f)(g)	2,000	1,999
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.429% 1/20/2035 (e)(f)(g)	2,222	2,213
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.295% 10/22/2031 (e)(f)(g)	157	158
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.729% 7/20/2034 (e)(f)(g)	3,077	3,086
Wind River CLO, Ltd., Series 2022-1A, Class CRR, (3-month USD CME Term SOFR + 2.05%) 5.779% 7/20/2035 (e)(f)(g)	500	500
		546,249

Credit card 1.25%
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23% 4/15/2029 (e)	2,000	2,013
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030 (e)	3,000	3,016
Avant Credit Card Master Trust, Series 2026-1A, Class A, 5.54% 3/15/2032 (e)(g)	22,704	22,663
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028 (e)	7,806	7,822
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (e)	14,833	14,905
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (e)	35,124	34,722
Capital One Multi-Asset Execution Trust, Series 2026-A2, Class A, 5.11% 7/15/2038 (e)	3,074	3,055
Chase Issuance Trust, Series 2023-A1, Class A, 5.16% 9/15/2028 (e)	5,000	5,003
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (e)	14,965	14,993
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(g)	1,065	1,070
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (e)(g)	292	293
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (e)	8,022	8,027
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (e)	13,375	13,440

50	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (e)	USD6,751	$6,797
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(g)	20,026	20,022
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (e)(g)	1,288	1,289
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (e)(g)	998	998
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (e)(g)	1,202	1,203
Imprint Payments Credit Card Master Trust, Series 2026-A, Class A, 5.00% 7/15/2030 (e)(g)	12,095	12,089
Imprint Payments Credit Card Master Trust, Series 2026-A, Class B, 5.32% 7/15/2030 (e)(g)	435	435
Imprint Payments Credit Card Master Trust, Series 2026-A, Class C, 5.71% 7/15/2030 (e)(g)	340	340
Imprint Payments Credit Card Master Trust, Series 2026-A, Class D, 6.01% 7/15/2030 (e)(g)	540	541
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(g)	7,738	7,714
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (e)(g)	753	750
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (e)(g)	607	605
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(g)	11,884	11,846
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (e)(g)	394	391
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(g)	805	796
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (e)(g)	18,441	18,259
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (e)(g)	661	657
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(g)	650	648
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(g)	212	212
Prosper Credit Card Issuer LLC, Series 2026-1A, Class A, 5.34% 7/15/2036 (e)(g)	1,135	1,137
Prosper Credit Card Issuer LLC, Series 2026-1A, Class B, 5.69% 7/15/2036 (e)(g)	130	130
Prosper Credit Card Issuer LLC, Series 2026-1A, Class C, 6.08% 7/15/2036 (e)(g)	135	135
Robinhood Credit Card Trust, Series 2026-1A, Class A, 4.80% 7/21/2031 (e)(g)	15,270	15,239
Robinhood Credit Card Trust, Series 2026-1A, Class C, 5.31% 7/21/2031 (e)(g)	2,995	2,991
Robinhood Credit Card Trust, Series 2026-1A, Class D, 5.65% 7/21/2031 (e)(g)	845	844
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (e)	5,977	5,990
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (e)	15,285	15,355
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (e)	11,616	11,653
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (e)	17,525	17,496
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (e)	24,999	24,684
Synchrony Card Issuance Trust, Series 2026-A2, Class A, 4.69% 7/15/2032 (e)	16,625	16,579
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (e)	8,630	8,687
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (e)	21,381	21,401
		358,935

Student loan 0.29%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (e)(g)	2,375	2,364
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(g)	778	709
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(g)	2,800	2,525
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (e)(g)	8,662	7,751
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (e)(g)	11,933	11,844
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (e)(g)	1,570	1,556
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (e)(g)	1,465	1,416
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (e)(g)	836	805
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (e)(g)	10,363	9,809
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(g)	8,283	7,884
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(g)	23,960	22,779
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.507% 4/20/2062 (e)(f)(g)	7,856	7,824
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.032% 7/25/2051 (e)(f)(g)	755	754
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.187% 11/15/2052 (e)(f)(g)	1,470	1,496
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(g)	3,721	3,420
		82,936

Franchise/equipment 0.02%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (e)(g)	5,285	5,314

Intermediate Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Home equity 0.01%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (e)	USD123	$114
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037 (e)	1,309	1,194
		1,308
Total asset-backed obligations		4,954,661
Bonds & notes of governments & government agencies outside the U.S. 1.10%
Canada 0.36%
CPPIB Capital, Inc. 0.875% 9/9/2026 (g)	12,181	12,173
OMERS Finance Trust 3.50% 4/19/2032 (g)	2,494	2,337
Ontario (Province of) 3.90% 9/4/2030	11,449	11,176
Ontario (Province of) 4.05% 4/16/2031	335	328
Ontario Teachers Finance Trust 0.875% 9/21/2026 (g)	23,131	23,090
Ontario Teachers Finance Trust 3.00% 4/13/2027 (g)	29,863	29,650
Ontario Teachers Finance Trust 2.00% 4/16/2031 (g)	5,070	4,525
PSP Capital, Inc. 1.625% 10/26/2028 (g)	12,052	11,370
Saskatchewan (Province of) 3.25% 6/8/2027	10,048	9,964
		104,613

Saudi Arabia 0.29%
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (g)	9,934	9,779
Saudi Arabia (Kingdom of) 4.375% 4/16/2029	22,000	21,783
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (g)	32,255	31,388
Saudi Arabia (Kingdom of) 4.375% 1/12/2031 (g)	10,000	9,743
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (g)	9,776	9,412
		82,105

Kuwait 0.20%
Kuwait (State of) 4.016% 10/9/2028 (g)	16,750	16,444
Kuwait (State of) 5.039% 7/29/2029 (g)	26,137	26,187
Kuwait (State of) 5.157% 7/29/2031 (g)	13,545	13,564
		56,195

Supra National 0.10%
Asian Development Bank 2.50% 11/2/2027	2,662	2,608
Corporacion Andina de Fomento 5.00% 1/24/2029	9,569	9,667
European Investment Bank 0.75% 10/26/2026	10,357	10,306
European Investment Bank 4.00% 2/15/2029	6,061	6,005
Inter-American Development Bank 1.125% 7/20/2028	1	1
		28,587

Mexico 0.09%
United Mexican States 6.00% 5/13/2030	3,205	3,297
United Mexican States 6.00% 5/7/2036	10,000	9,782
United Mexican States 6.25% 8/27/2037	12,080	11,869
		24,948

Japan 0.04%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (g)	6,158	6,141
Development Bank of Japan, Inc. 1.75% 10/20/2031 (g)	2,296	1,990
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,357
		12,488

Chile 0.02%
Chile (Republic of) 4.85% 1/22/2029	6,575	6,586
Total bonds & notes of governments & government agencies outside the U.S.		315,522

52	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.11%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	USD11,085	$10,642

Florida 0.02%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,615	3,537
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,630	3,306
		6,843

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	14,565	13,970
Total municipals		31,455
Federal agency bonds & notes 0.06%
Fannie Mae 0.875% 8/5/2030 (c)	20,442	17,819
Tennessee Valley Authority 3.875% 3/15/2028	430	428
		18,247
Loans 0.03%
Asset backed obligations 0.03%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 7/15/2031 (f)(g)(k)(l)	8,595	8,578
Total bonds, notes & other debt instruments (cost: $26,419,975,000)		25,997,618
Preferred securities 0.01%	Shares
Financials 0.01%
CoBank, ACB, Class E, 0% perpetual, noncumulative preferred shares (f)(g)	4,000	3,240
Total preferred securities (cost: $3,985,000)		3,240
Short-term securities 14.15%
Money market investments 14.15%
Capital Group Central Cash Fund 3.78% (m)(n)	40,624,972	4,062,091
Total short-term securities (cost: $4,062,154,000)		4,062,091
Options purchased (equity style) 0.00%
Options purchased (equity style)*		48
Total options purchased (equity style) (cost: $474,000)		48
Total investment securities 104.76% (cost: $30,486,588,000)		30,062,997
Total options written (equity style)† (0.02)% (premium received: $5,623,000)		(5,618)
Other assets less liabilities (4.74)%		(1,361,366)
Net assets 100.00%		$28,696,013

Intermediate Bond Fund of America	53

*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Call
10 Year U.S. Treasury Note Futures Option	500	9/25/2026	USD110.00	USD50,000	$16
10 Year U.S. Treasury Note Futures Option	1,500	9/25/2026	110.50	150,000	23
3 Month SOFR Futures Option	699	12/11/2026	98.00	174,750	9
					$48
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Put
3 Month SOFR Futures Option	8,252	12/11/2026	USD95.94	USD(2,063,000)	$(3,249)
3 Month SOFR Futures Option	2,915	6/11/2027	95.75	(728,750)	(2,369)
					$(5,618)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
3 Month SOFR Futures	Long	25,744	3/17/2027	USD6,173,090	$(21,738)
2 Year U.S. Treasury Note Futures	Long	36,812	1/6/2027	7,555,088	(18,526)
5 Year U.S. Treasury Note Futures	Long	29,454	1/6/2027	3,113,380	(14,921)
10 Year U.S. Treasury Note Futures	Long	3,019	12/31/2026	325,014	(2,111)
10 Year Ultra U.S. Treasury Note Futures	Short	7,732	12/31/2026	(846,050)	4,185
20 Year U.S. Treasury Bond Futures	Long	802	12/31/2026	87,117	(282)
30 Year Ultra U.S. Treasury Bond Futures	Long	278	12/31/2026	30,589	(208)
					$(53,601)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.848%	Annual	11/15/2026	USD9,885	$1	$—	$1
U.S. Urban CPI	At maturity	3.4275%	At maturity	3/1/2027	93,014	26	—	26
U.S. Urban CPI	At maturity	3.48%	At maturity	3/1/2027	93,014	(22)	—	(22)
U.S. Urban CPI	At maturity	3.61%	At maturity	4/1/2027	155,000	(266)	—	(266)
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	22,836	(62)	—	(62)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	25,252	(37)	—	(37)
U.S. Urban CPI	At maturity	2.07%	At maturity	7/22/2027	310,032	(681)	—	(681)
U.S. Urban CPI	At maturity	1.865%	At maturity	7/30/2027	20,649	(22)	—	(22)
U.S. Urban CPI	At maturity	1.97%	At maturity	7/31/2027	31,004	(68)	—	(68)

54	Intermediate Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	1.95%	At maturity	8/3/2027	USD31,005	$(53)	$—	$(53)
U.S. Urban CPI	At maturity	1.85%	At maturity	8/6/2027	82,224	(15)	—	(15)
U.S. Urban CPI	At maturity	1.81%	At maturity	8/7/2027	25,594	10	—	10
3.43574%	Annual	SOFR	Annual	6/17/2031	34,707	(1,198)	—	(1,198)
SOFR	Annual	3.7315%	Annual	3/25/2033	89,419	2,771	—	2,771
SOFR	Annual	3.739%	Annual	3/25/2033	42,118	1,287	—	1,287
SOFR	Annual	3.7655%	Annual	3/26/2033	52,809	1,537	—	1,537
SOFR	Annual	3.788%	Annual	3/26/2033	31,750	883	—	883
SOFR	Annual	3.793%	Annual	3/26/2033	15,810	435	—	435
SOFR	Annual	3.8105%	Annual	3/30/2033	52,809	1,403	—	1,403
SOFR	Annual	3.8175%	Annual	3/31/2033	21,189	555	—	555
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	59	—	59
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	(119)	—	(119)
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	1,004	—	1,004
SOFR	Annual	3.73632%	Annual	6/17/2036	38,706	1,962	—	1,962
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	35,185	—	35,185
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	1,318	—	1,318
4.07464%	Annual	SOFR	Annual	6/17/2056	9,715	(779)	—	(779)
						$45,114	$—	$45,114
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD220,709	$(4,730)	$(3,791)	$(939)
Investments in affiliates (n)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 14.15%
Money market investments 14.15%
Capital Group Central Cash Fund 3.78% (m)	$3,025,612	$10,291,485	$9,254,763	$427	$(670)	$4,062,091	$112,657

Intermediate Bond Fund of America	55

(a)	Amount less than one thousand.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $146,488,000, which represented 0.51% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,426,303,000, which represented 25.88% of the net assets of the fund.

(h)	Represents securities transacted on a TBA basis.
(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Value determined using significant unobservable inputs.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Rate represents the seven-day yield at 8/31/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company

Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

56	Intermediate Bond Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $731,298 of investment securities on loan):
Unaffiliated issuers (cost: $26,424,434)	$26,000,906
Affiliated issuers (cost: $4,062,154)	4,062,091	$30,062,997
Cash		5,762
Receivables for:
Sales of investments	2,611,940
Sales of fund’s shares	15,660
Dividends and interest	169,300
Securities lending income	55
Variation margin on futures contracts	2,983
Variation margin on centrally cleared swap contracts	2,598	2,802,536
		32,871,295
Liabilities:
Options written, at value (premium received: $5,623)		5,618
Payables for:
Purchases of investments	4,121,651
Repurchases of fund’s shares	33,411
Dividends on fund’s shares	798
Investment advisory services	5,024
Services provided by related parties	2,953
Trustees’ deferred compensation	651
Variation margin on futures contracts	4,606
Variation margin on centrally cleared swap contracts	342
Other	228	4,169,664
Net assets at August 31, 2026		$28,696,013
Net assets consist of:
Capital paid in on shares of beneficial interest		$31,553,389
Total distributable earnings (accumulated loss)		(2,857,376)
Net assets at August 31, 2026		$28,696,013

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,313,665 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$8,677,285	699,558	$12.40
Class C	27,690	2,236	12.38
Class F-1	83,664	6,744	12.40
Class F-2	2,479,252	199,879	12.40
Class F-3	1,934,275	156,002	12.40
Class 529-A	374,728	30,210	12.40
Class 529-C	6,046	489	12.37
Class 529-E	9,583	773	12.40
Class 529-F-2	119,116	9,601	12.41
Class 529-F-3	76	6	12.40
Class R-1	5,023	406	12.38
Class R-2	61,692	4,984	12.38
Class R-2E	7,576	612	12.39
Class R-3	104,812	8,450	12.40
Class R-4	80,520	6,491	12.40
Class R-5E	20,211	1,629	12.40
Class R-5	19,291	1,555	12.41
Class R-6	14,685,173	1,184,040	12.40

Refer to the notes to financial statements.

Intermediate Bond Fund of America	57

Financial statements (continued)
Statement of operations for the year ended August 31, 2026

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$1,135,108
Dividends (includes $112,657 from affiliates)	112,873
Securities lending income (net of fees)	236	$1,248,217
Fees and expenses*:
Investment advisory services	61,505
Distribution services	29,574
Transfer agent services	12,652
Administrative services	8,417
529 plan services	271
Reports to shareholders	584
Registration statement and prospectus	1,192
Trustees’ compensation	251
Auditing and legal	420
Custodian	66
Other	40
Total fees and expenses before waivers and/or reimbursements	114,972
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	4,587
Total fees and expenses after waivers and/or reimbursements		110,385
Net investment income		1,137,832
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(52,397)
Affiliated issuers	427
Options written	(325)
Futures contracts	(199,143)
Swap contracts	4,936	(246,502)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(422,477)
Affiliated issuers	(670)
Options written	(640)
Futures contracts	(88,431)
Swap contracts	25,311	(486,907)
Net realized gain (loss) and unrealized appreciation (depreciation)		(733,409)
Net increase (decrease) in net assets resulting from operations		$404,423
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

58	Intermediate Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2026	2025

Operations:
Net investment income	$1,137,832	$1,082,987
Net realized gain (loss)	(246,502)	41,709
Net unrealized appreciation (depreciation)	(486,907)	102,427
Net increase (decrease) in net assets resulting from operations	404,423	1,227,123
Distributions paid or accrued to shareholders	(1,135,290)	(1,074,582)
Net capital share transactions	2,528,273	1,693,536
Total increase (decrease) in net assets	1,797,406	1,846,077
Net assets:
Beginning of year	26,898,607	25,052,530
End of year	$28,696,013	$26,898,607
Refer to the notes to financial statements.

Intermediate Bond Fund of America	59

Notes to financial statements
1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

60	Intermediate Bond Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Intermediate Bond Fund of America	61

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):

62	Intermediate Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,525,224	$—	$7,525,224
Mortgage-backed obligations	—	7,203,821	—	7,203,821
Corporate bonds and notes	—	5,940,110	—	5,940,110
Asset-backed obligations	—	4,946,676	7,985	4,954,661
Bonds & notes of governments & government agencies outside the U.S.	—	315,522	—	315,522
Municipals	—	31,455	—	31,455
Federal agency bonds & notes	—	18,247	—	18,247
Loans	—	—	8,578	8,578
Preferred securities	—	3,240	—	3,240
Short-term securities	4,062,091	—	—	4,062,091
Options purchased on futures (equity style)	48	—	—	48
Total	$4,062,139	$25,984,295	$16,563	$30,062,997

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,185	$—	$—	$4,185
Unrealized appreciation on centrally cleared interest rate swaps	—	48,436	—	48,436
Liabilities:
Value of options written (equity style)	(5,618)	—	—	(5,618)
Unrealized depreciation on futures contracts	(57,786)	—	—	(57,786)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,322)	—	(3,322)
Unrealized depreciation on centrally cleared credit default swaps	—	(939)	—	(939)
Total	$(59,219)	$44,175	$—	$(15,044)
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Intermediate Bond Fund of America	63

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

64	Intermediate Bond Fund of America

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them. When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price.
When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Intermediate Bond Fund of America	65

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2026, the total value of securities on loan was $731,298,000, and the total value of collateral received was $746,313,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

66	Intermediate Bond Fund of America

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $3,321,221,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $18,384,014,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

Intermediate Bond Fund of America	67

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $962,668,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $174,488,000.

68	Intermediate Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$48	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	5,618
Futures	Interest	Unrealized appreciation*	4,185	Unrealized depreciation*	57,786
Swap (centrally cleared)	Interest	Unrealized appreciation*	48,436	Unrealized depreciation*	3,322
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	939
			$52,669		$67,665

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(5,837)	Net unrealized appreciation (depreciation) on investments	$5,132
Options written (equity style)	Interest	Net realized gain (loss) on options written	(325)	Net unrealized appreciation (depreciation) on options written	(640)
Futures	Interest	Net realized gain (loss) on futures contracts	(199,143)	Net unrealized appreciation (depreciation) on futures contracts	(88,431)
Swap	Interest	Net realized gain (loss) on swap contracts	9,423	Net unrealized appreciation (depreciation) on swap contracts	23,274
Swap	Credit	Net realized gain (loss) on swap contracts	(4,487)	Net unrealized appreciation (depreciation) on swap contracts	2,037
			$(200,369)		$(58,628)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Intermediate Bond Fund of America	69

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2026, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$57,779
Capital loss carryforward[1]	(2,526,944)
Gross unrealized appreciation on investments	147,642
Gross unrealized depreciation on investments	(534,285)
Net unrealized appreciation (depreciation) on investments	(386,643)
Cost of investments	30,438,386
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

70	Intermediate Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2026	2025
Class A	$338,095	$345,455
Class C	921	944
Class T2	— [3]	— [3]
Class F-1	3,008	3,427
Class F-2	96,967	94,917
Class F-3	77,372	71,549
Class 529-A	14,811	15,344
Class 529-C	191	184
Class 529-E	367	398
Class 529-T2	1	1
Class 529-F-1[2]	— [3]	— [3]
Class 529-F-2	5,111	5,010
Class 529-F-3	3	3
Class R-1	165	157
Class R-2	2,049	2,242
Class R-2E	267	269
Class R-3	3,823	4,045
Class R-4	3,408	3,759
Class R-5E	755	688
Class R-5	916	968
Class R-6	587,060	525,222
Total	$1,135,290	$1,074,582
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. From September 1, 2025 through February 28, 2026, the investment advisory services fee consisted of both an asset-based component and an income component. The asset-based component was calculated based on a series of decreasing annual rates, beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The income component was calculated based on a series of decreasing rates, beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026. From March 1, 2026 through August 31, 2026, the fees were based on a series of decreasing annual rates, beginning with 0.224% on the first $15 billion of daily net assets and decreasing to 0.178% on such assets in excess of $27.5 billion. During the year ended August 31, 2026, CRMC waived investment advisory services fees of  $4,587,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $61,505,000, which were equivalent to an annualized rate of 0.219% of average daily net assets, were reduced to $56,918,000, which were equivalent to an annualized rate of 0.203% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Intermediate Bond Fund of America	71

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, unreimbursed expenses subject to reimbursement totaled $867,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

72	Intermediate Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2026, the 529 plan services fees were $271,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the year ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$26,705	$8,862	$2,670	Not applicable
Class C	297	29	9	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	195	139	24	Not applicable
Class F-2	Not applicable	2,652	712	Not applicable
Class F-3	Not applicable	6	553	Not applicable
Class 529-A	920	370	116	$199
Class 529-C	62	6	2	3
Class 529-E	51	3	3	5
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	48	37	64
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	53	4	2	Not applicable
Class R-2	487	203	20	Not applicable
Class R-2E	47	13	2	Not applicable
Class R-3	537	148	32	Not applicable
Class R-4	220	85	27	Not applicable
Class R-5E	Not applicable	28	6	Not applicable
Class R-5	Not applicable	11	7	Not applicable
Class R-6	Not applicable	45	4,195	Not applicable

Total class-specific expenses	$29,574	$12,652	$8,417	$271
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $251,000 in the fund’s statement of operations reflects $174,000 in current fees (either paid in cash or deferred) and a net increase of $77,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Intermediate Bond Fund of America	73

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2026
Class A	$1,589,802	125,491	$335,772	26,573	$(1,866,791)	(147,617)	$58,783	4,447
Class C	7,134	563	909	72	(9,975)	(790)	(1,932)	(155)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	16,303	1,298	2,912	230	(14,073)	(1,113)	5,142	415
Class F-2	697,609	55,174	95,281	7,543	(521,263)	(41,216)	271,627	21,501
Class F-3	513,862	40,679	77,278	6,119	(355,215)	(28,100)	235,925	18,698
Class 529-A	67,810	5,357	14,772	1,169	(84,670)	(6,705)	(2,088)	(179)
Class 529-C	2,567	203	190	15	(2,587)	(205)	170	13
Class 529-E	1,860	147	366	29	(2,470)	(195)	(244)	(19)
Class 529-T2	—	—	— [3]	— [3]	(12)	(1)	(12)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(11)	(1)	(11)	(1)
Class 529-F-2	25,629	2,024	5,085	402	(30,753)	(2,438)	(39)	(12)
Class 529-F-3	11	1	3	— [3]	(15)	(1)	(1)	— [3]
Class R-1	851	67	164	13	(1,021)	(81)	(6)	(1)
Class R-2	15,066	1,191	2,034	161	(21,041)	(1,665)	(3,941)	(313)
Class R-2E	1,200	95	267	22	(1,490)	(118)	(23)	(1)
Class R-3	25,196	1,990	3,802	301	(28,915)	(2,286)	83	5
Class R-4	21,682	1,712	3,372	267	(36,589)	(2,891)	(11,535)	(912)
Class R-5E	7,064	558	751	59	(4,265)	(337)	3,550	280
Class R-5	3,916	308	911	72	(7,242)	(574)	(2,415)	(194)
Class R-6	2,581,932	203,954	584,378	46,274	(1,191,061)	(94,360)	1,975,249	155,868
Total net increase (decrease)	$5,579,494	440,812	$1,128,247	89,321	$(4,179,468)	(330,695)	$2,528,273	199,438
Refer to the end of the table(s) for footnote(s).

74	Intermediate Bond Fund of America

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$1,647,136	131,143	$342,886	27,247	$(1,915,813)	(152,638)	$74,209	5,752
Class C	10,587	843	936	74	(9,646)	(770)	1,877	147
Class T	—	—	—	—	—	—	—	—
Class F-1	7,297	580	3,311	263	(32,107)	(2,557)	(21,499)	(1,714)
Class F-2	626,234	49,888	93,110	7,399	(701,170)	(55,829)	18,174	1,458
Class F-3	437,748	34,876	71,321	5,670	(333,662)	(26,581)	175,407	13,965
Class 529-A	71,067	5,659	15,298	1,216	(87,854)	(7,001)	(1,489)	(126)
Class 529-C	2,985	238	183	15	(2,755)	(220)	413	33
Class 529-E	1,301	104	395	31	(2,960)	(236)	(1,264)	(101)
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	30,049	2,394	4,994	397	(25,054)	(1,996)	9,989	795
Class 529-F-3	100	8	3	— [3]	(37)	(3)	66	5
Class R-1	1,343	107	156	13	(863)	(69)	636	51
Class R-2	16,029	1,278	2,223	177	(22,082)	(1,761)	(3,830)	(306)
Class R-2E	1,681	135	268	21	(1,560)	(125)	389	31
Class R-3	25,392	2,019	4,005	318	(33,422)	(2,662)	(4,025)	(325)
Class R-4	20,759	1,652	3,741	297	(25,352)	(2,017)	(852)	(68)
Class R-5E	5,750	457	683	54	(5,328)	(424)	1,105	87
Class R-5	4,903	390	963	77	(8,614)	(686)	(2,748)	(219)
Class R-6	1,823,074	145,257	522,756	41,539	(898,852)	(71,616)	1,446,978	115,180
Total net increase (decrease)	$4,733,435	377,028	$1,067,232	84,808	$(4,107,131)	(327,191)	$1,693,536	134,645
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $43,317,910,000 and $42,301,158,000, respectively, during the year ended August 31, 2026.

Intermediate Bond Fund of America	75

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2026	$12.72	$.48	$(.32 )	$.16	$(.48 )	$—	$(.48 )	$12.40	1.26%	$8,677	.66%	.64%	3.81%
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.52	8,845.68		.65	4.00
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.09	8,725.69		.66	4.07
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.86 )	8,673.63		.62	2.86
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	9,557.62		.62	1.66
Class C:
8/31/2026	12.70	.39	(.32 )	.07	(.39 )	—	(.39 )	12.38	.55	28	1.36	1.34	3.11
8/31/2025	12.63	.41	.07	.48	(.41 )	—	(.41 )	12.70	3.88	30	1.38	1.35	3.30
8/31/2024	12.27	.41	.34	.75	(.39 )	—	(.39 )	12.63	6.26	28	1.39	1.36	3.36
8/31/2023	12.73	.26	(.46 )	(.20 )	(.26 )	—	(.26 )	12.27	(1.59)	32	1.36	1.35	2.10
8/31/2022	13.84	.12	(1.09)	(.97 )	(.14 )	—	(.14 )	12.73	(7.04)	37	1.32	1.32	.91
Class F-1:
8/31/2026	12.72	.48	(.32 )	.16	(.48 )	—	(.48 )	12.40	1.32	84.68		.66	3.79
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.50	81.70		.67	3.98
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.08	102.71		.67	4.05
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	114.66		.65	2.82
8/31/2022	13.86	.21	(1.10)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	134.62		.62	1.60
Class F-2:
8/31/2026	12.72	.52	(.32 )	.20	(.52 )	—	(.52 )	12.40	1.55	2,479.37		.35	4.10
8/31/2025	12.66	.54	.05	.59	(.53 )	—	(.53 )	12.72	4.83	2,270.39		.36	4.29
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.41	2,239.39		.36	4.37
8/31/2023	12.75	.38	(.46 )	(.08 )	(.38 )	—	(.38 )	12.29	(.61 )	2,278.37		.36	3.06
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.18)	3,253.34		.34	1.95
Class F-3:
8/31/2026	12.72	.53	(.32 )	.21	(.53 )	—	(.53 )	12.40	1.66	1,934.26		.24	4.21
8/31/2025	12.65	.55	.07	.62	(.55 )	—	(.55 )	12.72	5.03	1,746.28		.24	4.40
8/31/2024	12.29	.55	.34	.89	(.53 )	—	(.53 )	12.65	7.45	1,560.28		.25	4.48
8/31/2023	12.74	.41	(.46 )	(.05 )	(.40 )	—	(.40 )	12.29	(.41 )	1,470.26		.25	3.26
8/31/2022	13.85	.28	(1.12)	(.84 )	(.27 )	—	(.27 )	12.74	(6.08)	1,395.23		.23	2.10
Class 529-A:
8/31/2026	12.72	.48	(.32 )	.16	(.48 )	—	(.48 )	12.40	1.27	375.64		.63	3.82
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.54	387.67		.64	4.01
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.10	386.69		.65	4.07
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	391.66		.65	2.83
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.44)	439.61		.61	1.65
Class 529-C:
8/31/2026	12.69	.39	(.32 )	.07	(.39 )	—	(.39 )	12.37	.50	6	1.40	1.39	3.06
8/31/2025	12.62	.41	.06	.47	(.40 )	—	(.40 )	12.69	3.83	6	1.43	1.40	3.25
8/31/2024	12.26	.41	.34	.75	(.39 )	—	(.39 )	12.62	6.23	6	1.43	1.40	3.33
8/31/2023	12.72	.26	(.47 )	(.21 )	(.25 )	—	(.25 )	12.26	(1.65)	5	1.42	1.41	2.06
8/31/2022	13.83	.12	(1.10)	(.98 )	(.13 )	—	(.13 )	12.72	(7.08)	6	1.37	1.37	.87
Refer to the end of the table(s) for footnote(s).

76	Intermediate Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
8/31/2026	$12.72	$.46	$(.32 )	$.14	$(.46 )	$—	$(.46 )	$12.40	1.07%	$10	.84%	.82%	3.63%
8/31/2025	12.66	.48	.06	.54	(.48 )	—	(.48 )	12.72	4.34	10.86		.83	3.82
8/31/2024	12.29	.48	.35	.83	(.46 )	—	(.46 )	12.66	6.91	11.86		.83	3.89
8/31/2023	12.75	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.08)	12.84		.84	2.63
8/31/2022	13.86	.19	(1.10)	(.91 )	(.20 )	—	(.20 )	12.75	(6.62)	14.81		.81	1.44
Class 529-F-2:
8/31/2026	12.73	.52	(.32 )	.20	(.52 )	—	(.52 )	12.41	1.57	119.35		.33	4.12
8/31/2025	12.66	.54	.07	.61	(.54 )	—	(.54 )	12.73	4.93	122.37		.34	4.31
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.42	112.38		.35	4.38
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )	103.34		.33	3.17
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.17)	109.32		.32	1.96
Class 529-F-3:
8/31/2026	12.72	.53	(.33 )	.20	(.52 )	—	(.52 )	12.40	1.61	— [5]	.31	.29	4.15
8/31/2025	12.66	.55	.05	.60	(.54 )	—	(.54 )	12.72	4.88	— [5]	.33	.30	4.35
8/31/2024	12.29	.55	.34	.89	(.52 )	—	(.52 )	12.66	7.47	— [5]	.34	.31	4.42
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.55 )	— [5]	.33	.32	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	— [5]	.28	.28	2.01
Class R-1:
8/31/2026	12.70	.40	(.32 )	.08	(.40 )	—	(.40 )	12.38	.58	5	1.33	1.31	3.14
8/31/2025	12.63	.42	.06	.48	(.41 )	—	(.41 )	12.70	3.92	5	1.34	1.31	3.34
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.31	5	1.35	1.32	3.41
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.48)	4	1.33	1.32	2.19
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	4	1.30	1.30	.96
Class R-2:
8/31/2026	12.70	.40	(.32 )	.08	(.40 )	—	(.40 )	12.38	.59	62	1.32	1.30	3.15
8/31/2025	12.63	.42	.06	.48	(.41 )	—	(.41 )	12.70	3.93	67	1.34	1.31	3.34
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.32	71	1.34	1.31	3.42
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.47)	73	1.32	1.31	2.17
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	78	1.30	1.30	.97
Class R-2E:
8/31/2026	12.71	.43	(.32 )	.11	(.43 )	—	(.43 )	12.39	.88	8	1.03	1.01	3.44
8/31/2025	12.64	.45	.07	.52	(.45 )	—	(.45 )	12.71	4.22	8	1.06	1.02	3.63
8/31/2024	12.27	.46	.34	.80	(.43 )	—	(.43 )	12.64	6.61	7	1.07	1.04	3.69
8/31/2023	12.73	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	12.27	(1.20)	7	1.05	1.04	2.48
8/31/2022	13.84	.17	(1.11)	(.94 )	(.17 )	—	(.17 )	12.73	(6.82)	7	1.03	1.03	1.27
Class R-3:
8/31/2026	12.72	.45	(.32 )	.13	(.45 )	—	(.45 )	12.40	1.02	105.90		.88	3.57
8/31/2025	12.66	.47	.06	.53	(.47 )	—	(.47 )	12.72	4.28	108.92		.89	3.76
8/31/2024	12.29	.47	.35	.82	(.45 )	—	(.45 )	12.66	6.85	111.92		.89	3.83
8/31/2023	12.75	.32	(.46 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.13)	112.90		.89	2.59
8/31/2022	13.86	.19	(1.11)	(.92 )	(.19 )	—	(.19 )	12.75	(6.68)	123.87		.87	1.39
Refer to the end of the table(s) for footnote(s).

Intermediate Bond Fund of America	77

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
8/31/2026	$12.72	$.49	$(.32 )	$.17	$(.49 )	$—	$(.49 )	$12.40	1.39%	$80	.60%	.59%	3.86%
8/31/2025	12.66	.51	.06	.57	(.51 )	—	(.51 )	12.72	4.58	94.62		.59	4.06
8/31/2024	12.29	.51	.35	.86	(.49 )	—	(.49 )	12.66	7.16	95.63		.59	4.13
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.83 )	98.60		.59	2.86
8/31/2022	13.86	.23	(1.11)	(.88 )	(.23 )	—	(.23 )	12.75	(6.40)	117.57		.57	1.69
Class R-5E:
8/31/2026	12.72	.51	(.32 )	.19	(.51 )	—	(.51 )	12.40	1.51	20.41		.39	4.06
8/31/2025	12.66	.53	.06	.59	(.53 )	—	(.53 )	12.72	4.79	17.43		.40	4.25
8/31/2024	12.29	.54	.34	.88	(.51 )	—	(.51 )	12.66	7.37	16.43		.40	4.33
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )	13.41		.40	3.16
8/31/2022	13.86	.26	(1.12)	(.86 )	(.25 )	—	(.25 )	12.75	(6.22)	11.38		.38	1.92
Class R-5:
8/31/2026	12.73	.53	(.33 )	.20	(.52 )	—	(.52 )	12.41	1.61	19.31		.29	4.15
8/31/2025	12.66	.55	.06	.61	(.54 )	—	(.54 )	12.73	4.97	22.33		.30	4.35
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.47	25.33		.30	4.43
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.54 )	24.31		.30	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	29.27		.27	1.99
Class R-6:
8/31/2026	12.72	.53	(.32 )	.21	(.53 )	—	(.53 )	12.40	1.66	14,685.26		.24	4.21
8/31/2025	12.66	.55	.06	.61	(.55 )	—	(.55 )	12.72	4.95	13,081.28		.24	4.40
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.53	11,554.28		.25	4.48
8/31/2023	12.75	.40	(.46 )	(.06 )	(.40 )	—	(.40 )	12.29	(.49 )	10,092.25		.25	3.24
8/31/2022	13.85	.27	(1.10)	(.83 )	(.27 )	—	(.27 )	12.75	(6.01)	11,086.22		.22	2.02

Portfolio turnover rate for all share classes[6,7]	Year ended August 31,
	2026[8]	2025	2024	2023	2022
Excluding mortgage dollar roll transactions	149%	89%	84%	125%	73%
Including mortgage dollar roll transactions	264%	236%	360%	454%	263%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $1 million.
[6]	Refer to Note 5 for more information on mortgage dollar rolls.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

78	Intermediate Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Intermediate Bond Fund of America
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Intermediate Bond Fund of America (the "Fund") as of August 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2025 and the financial highlights for each of the periods ended on or prior to August 31, 2025 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 10, 2025 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies  since 1934.

Intermediate Bond Fund of America	79

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2026:
Qualified dividend income	$238,000
Section 163(j) interest dividends	$1,248,570,000
Corporate dividends received deduction	$238,000
U.S. government income that may be exempt from state taxation	$415,862,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

80	Intermediate Bond Fund of America

Changes in and disagreements with accountants

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.
During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Intermediate Bond Fund of America	81

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,122,029,052
Total shares voting on November 25, 2025:
2,016,179,579 (95.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,844,315,524	91.5%	171,864,055	8.5%
Pramod Atluri	1,984,511,524	98.4%	31,668,055	1.6%
Francisco G. Cigarroa	1,984,850,747	98.4%	31,328,832	1.6%
Nariman Farvardin	1,984,378,084	98.4%	31,801,495	1.6%
Jennifer C. Feikin	1,986,294,308	98.5%	29,885,271	1.5%
Leslie Stone Heisz	1,985,727,775	98.5%	30,451,804	1.5%
Merit E. Janow	1,984,189,010	98.4%	31,990,569	1.6%
Martin E. Koehler	1,986,383,036	98.5%	29,796,543	1.5%
Benjamin R. Miller	1,986,664,915	98.5%	29,514,664	1.5%
Josette Sheeran	1,986,230,643	98.5%	29,948,936	1.5%
Margaret Spellings	1,985,687,073	98.5%	30,492,506	1.5%
Alexandra Trower	1,986,355,215	98.5%	29,824,364	1.5%
Paul S. Williams	1,986,249,846	98.5%	29,929,733	1.5%
Courtney K. Wolf	1,986,616,057	98.5%	29,563,522	1.5%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,310,018,885	65.0%	7,923,753	0.4%	6,961,757	0.3%
(broker non-votes = 691,275,184)
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.

82

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 1, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Intermediate Bond Fund of America	83

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

84	Intermediate Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.

During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 30, 2026